UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2018

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2018 SEMI-ANNUAL REPORT

December 31, 2018

ALPHA QUANT CORE FUND

ALPHA QUANT DIVIDEND FUND

ALPHA QUANT QUALITY FUND

ALPHA QUANT VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

ALPHA QUANT FUNDS

Investing in value stocks may limit downside risk over time; however, the Funds may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The Funds are also subject to the following risks: American Beacon Alpha Quant Core Fund – growth stocks; American Beacon Alpha Quant Dividend Fund – dividend-paying stocks, growth stocks, fewer issuers; American Beacon Alpha Quant Quality Fund – growth stocks, fewer issuers; American Beacon Alpha Quant Value Fund – fewer issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. Because the Funds may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Funds. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of the Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Alpha Quant Core FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Core Fund (the “Fund”) returned -9.33% for the six months ended December 31, 2018, underperforming the S&P 500 Index (the “Index”) return of -6.85% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQCIX	(9.03)%	(6.33)%	4.65%
Y Class (1,3)	AQCYX	(9.12)%	(6.42)%	4.54%
Investor Class (1,3)	AQCPX	(9.33)%	(6.71)%	4.21%

S&P 500 Index (2)		(6.85)%	(4.38)%	5.79%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Core Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 5.55%, 5.63% and 6.73%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due mostly to security selection, while sector allocation was a positive contributor to relative performance.

During the period, stock selection in the Information Technology and Health Care sectors detracted the most from relative performance. In the Information Technology sector, Western Digital Corp. (down 51.5%) and DXC Technology Co. (down 41.0%) were the largest detractors. In the Health Care sector, WellCare Health Plans, Inc. (down 28.7%) and an absence from index-constituent Pfizer, Inc. (up 22.3%) also detracted from relative returns. Conversely, stock selection in the Consumer Staples sector, Church & Dwight Co., Inc. (up 23.8%) and Clorox Company (up 14.2%) partially offset the aforementioned performance.

From a sector allocation standpoint, an overweight to the top-performing Health Care sector (up 4.9%) and Consumer Staples sector (up 0.1%) contributed to performance. Slightly offsetting this performance was a null weight in the Utilities sector (up 3.8%).

The Fund’s sub-advisor remains focused on implementing a quantitative investment process rooted in fundamental factors that seeks to deliver shareholder value and above-market performance.

American Beacon Alpha Quant Core FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
AbbVie, Inc.		2.4
Boeing Co.		2.2
Booking Holdings, Inc.		2.2
Walgreens Boots Alliance, Inc.		2.2
Amgen, Inc.		2.1
Apple, Inc.		2.1
Cigna Corp.		2.1
F5 Networks, Inc.		2.1
Intuit, Inc.		2.1
Lam Research Corp.		2.1

Total Fund Holdings	55

Sector Allocation (% Equities)
Information Technology		27.5
Health Care		17.0
Consumer Staples		15.3
Consumer Discretionary		13.0
Industrials		12.7
Materials		5.0
Energy		4.8
Communication Services		4.7

American Beacon Alpha Quant Dividend FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Dividend Fund (the “Fund”) returned -3.01% for the six months ended December 31, 2018, outperforming the S&P 500 Value Index (the “Index”) return of -6.88% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQDIX	(2.80)%	(7.12)%	2.23%
Y Class (1,3)	AQDYX	(2.90)%	(7.22)%	2.12%
Investor Class (1,3)	AQDPX	(3.01)%	(7.42)%	1.84%

S&P 500 Value Index (2)		(6.88)%	(8.95)%	1.32%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United States, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. The S&P 500 Value Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and have been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Dividend Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Value Index or the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 5.91%, 5.98% and 7.11%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to both security selection and sector allocation contributing positively to relative performance.

During the period, stock selection in the Materials and Industrials sectors contributed positively to relative performance. In the Materials sector, International Flavors & Fragrances, Inc. (up 8.4%) and Air Products & Chemicals, Inc. (up 4.0%) were the largest contributors. In the Industrials sector, Cummins, Inc. (up 2.6%) and an absence from index-constituent General Electric Co. (down 43.8%) contributed positively to relative returns. Conversely, stock selection in the Financials sector, including People’s United Financial (down 19.4%) and an absence from index-name Berkshire Hathaway, Inc. Class B (up 9.4%) detracted from relative performance.

From a sector allocation standpoint, an underweight to both the Energy sector (down 22.9%) and the Financials sector (down 9.2%), as well as an overweight to the Utilities sector (up 3.2%) contributed positively to relative performance. Slightly offsetting this performance was an overweight to the Industrials sector (down 12.2%).

The Fund’s sub-advisor remains focused on implementing a quantitative investment process rooted in fundamental factors that seeks to deliver shareholder value and above-market performance.

American Beacon Alpha Quant Dividend FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Procter & Gamble Co.		3.9
Verizon Communications, Inc.		3.9
Cisco Systems, Inc.		3.7
Cummins, Inc.		3.7
American Electric Power Co., Inc.		3.6
Coca-Cola Co.		3.6
Kimberly-Clark Corp.		3.6
Pfizer, Inc.		3.6
Omnicom Group, Inc.		3.6
Air Products & Chemicals, Inc.		3.5

Total Fund Holdings	30

Sector Allocation (% Equities)
Consumer Staples		14.4
Health Care		13.4
Utilities		13.3
Industrials		12.6
Information Technology		10.0
Materials		9.8
Communication Services		7.5
Real Estate		6.3
Energy		6.2
Consumer Discretionary		3.4
Financials		3.1

American Beacon Alpha Quant Quality FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Quality Fund (the “Fund”) returned -7.02% for the six months ended December 31, 2018, underperforming the S&P 500 Growth Index (the “Index”) return of -6.79% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQQIX	(6.90)%	(1.58)%	7.86%
Y Class (1,3)	AQQYX	(6.99)%	(1.66)%	7.75%
Investor Class (1,3)	AQQPX	(7.02)%	(1.93)%	7.49%

S&P 500 Growth Index (2)		(6.79)%	(0.01)%	9.82%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Growth Index is an unmanaged index of common stocks publicly traded in the United States, which represents the growth companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth stocks. The S&P 500 Growth Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and have been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Quality Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Growth Index or the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 5.69%, 5.78% and 6.83%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due mostly to security selection, while sector allocation contributed positively to relative performance.

During the period, stock selection in the Information Technology and Materials sectors detracted the most from relative performance. In the Information Technology sector, Applied Materials (down 27.5%) detracted from relative performance, as did an absence from index-name Microsoft Corp. (up 3.9%). In the Materials sector, LyondellBasell Industries (down 22.9%) detracted the most from relative returns. Slightly offsetting this performance was stock selection in the Consumer Staples sector, led by positions in Church & Dwight Co., Inc. (up 24.4%) and Procter & Gamble Co. (up 11.4%).

From a sector allocation standpoint, a significant overweight to the Consumer Staples sector (down 0.7%) and an underweight to the Informational Technology sector (down 7.8%) contributed positively to relative performance. Conversely, a sizeable overweight to the Energy sector (down 28.7%) hurt relative returns as this was the worst performing sector of the Index.

The Fund’s sub-advisor remains focused on implementing a quantitative investment process rooted in fundamental factors that seeks to deliver shareholder value and above-market performance.

American Beacon Alpha Quant Quality FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Booking Holdings, Inc.		3.9
Amgen, Inc.		3.8
Biogen, Inc.		3.8
AbbVie, Inc.		3.6
Boeing Co.		3.6
Church & Dwight Co., Inc.		3.5
Intuit, Inc.		3.4
Procter & Gamble Co.		3.4
Apple, Inc.		3.3
CH Robinson Worldwide, Inc.		3.3

Total Fund Holdings	30

Sector Allocation (% Equities)
Industrials		19.8
Information Technology		19.5
Health Care		17.7
Consumer Staples		16.7
Consumer Discretionary		10.4
Energy		6.4
Communication Services		6.4
Materials		3.1

American Beacon Alpha Quant Value FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Alpha Quant Value Fund (the “Fund”) returned -12.60% for the six months ended December 31, 2018, underperforming the S&P 500 Value Index (the “Index”) return of -6.88% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 03/22/2017
Institutional Class (1,3)	AQVVX	(12.45)%	(9.56)%	3.10%
Y Class (1,3)	AQVYX	(12.54)%	(9.65)%	2.99%
Investor Class (1,3)	AQVPX	(12.60)%	(9.85)%	2.71%

S&P 500 Value Index (2)		(6.88)%	(8.95)%	1.32%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The S&P 500 Value Index is an unmanaged index of common stocks publicly traded in the United Sates, which represents the value companies, as determined by the Index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization value stocks. The S&P 500 Value Index and the S&P 500 Index are products of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and have been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon Alpha Quant Value Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Value Index or the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 5.18%, 5.30% and 6.21%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due mostly to security selection, while sector allocation was a slight contributor to relative performance.

During the period, stock selection in the Information Technology and Health Care sectors detracted the most from relative performance. In the Information Technology sector, positions in Western Digital Corp. (down 49.9%), Micron Technology (down 36.8%), and DXC Technology Co. (down 41.5%) detracted from relative performance. In the Health Care sector, WellCare Health Plans, Inc. (down 28.1%) and an absence from Merck & Co., Inc. (up 27.7%) detracted. Conversely, stock selection in the Industrials sector, Cummins, Inc. (up 1.3%) and an absence from General Electric Co. (down 43.8%), slightly offset the aforementioned performance.

From a sector allocation standpoint, a significant overweight to the top-performing Health Care sector (up 6.4%) and a complete absence from the Financials sector (down 9.2%) contributed positively to the Fund’s relative return. Slightly offsetting this performance was an underweight in both the Communication Services sector (up 1.6%) and the Utilities sector (up 3.2%).

The Fund’s sub-advisor remains focused on implementing a quantitative investment process rooted in fundamental factors that seeks to deliver shareholder value and above-market performance.

American Beacon Alpha Quant Value FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
HP, Inc.		3.7
Amgen, Inc.		3.5
Kohl’s Corp.		3.5
Lam Research Corp.		3.5
LyondellBasell Industries N.V.		3.5
Marathon Petroleum Corp.		3.5
Walgreens Boots Alliance, Inc.		3.5
Boeing Co.		3.4
Gilead Sciences, Inc.		3.4
Juniper Networks, Inc.		3.4

Total Fund Holdings	30

Sector Allocation (% Equities)
Information Technology		30.1
Health Care		16.8
Consumer Discretionary		13.2
Consumer Staples		10.3
Energy		9.9
Materials		9.6
Industrials		6.9
Communication Services		3.2

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Alpha Quant Core Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$909.70	$3.32
Hypothetical**	$1,000.00	$1,021.73	$3.52
Y Class
Actual	$1,000.00	$908.80	$3.80
Hypothetical**	$1,000.00	$1,021.22	$4.02
Investor Class
Actual	$1,000.00	$906.70	$5.14
Hypothetical**	$1,000.00	$1,019.81	$5.45

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.79%, and 1.07% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Alpha Quant Dividend Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$972.00	$3.43
Hypothetical	$1,000.00	$1,021.73	$3.52
Y Class
Actual	$1,000.00	$971.00	$3.92
Hypothetical**	$1,000.00	$1,021.22	$4.02
Investor Class
Actual	$1,000.00	$969.90	$5.31
Hypothetical**	$1,000.00	$1,019.81	$5.45

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.79%, and 1.07% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Alpha Quant Quality Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$931.00	$3.36
Hypothetical**	$1,000.00	$1,021.73	$3.52
Y Class
Actual	$1,000.00	$930.10	$3.84
Hypothetical**	$1,000.00	$1,021.22	$4.02
Investor Class
Actual	$1,000.00	$929.80	$5.20
Hypothetical**	$1,000.00	$1,019.81	$5.45

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.79%, and 1.07% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Alpha Quant Value Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$875.50	$3.26
Hypothetical**	$1,000.00	$1,021.73	$3.52
Y Class
Actual	$1,000.00	$874.60	$3.73
Hypothetical**	$1,000.00	$1,021.22	$4.02
Investor Class
Actual	$1,000.00	$874.00	$5.05
Hypothetical**	$1,000.00	$1,019.81	$5.45

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.69%, 0.79%, and 1.07% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.15%

Communication Services - 4.70%

Diversified Telecommunication Services - 1.68%
Verizon Communications, Inc.	850	$47,787

Interactive Media & Services - 1.38%
Facebook, Inc., Class AA	301	39,458

Media - 1.64%
Omnicom Group, Inc.	636	46,581

Total Communication Services		133,826

Consumer Discretionary - 12.91%

Hotels, Restaurants & Leisure - 1.81%
Starbucks Corp.	800	51,520

Household Durables - 1.61%
PulteGroup, Inc.	1,766	45,898

Internet & Direct Marketing Retail - 2.24%
Booking Holdings, Inc.A	37	63,729

Multiline Retail - 1.93%
Kohl’s Corp.	831	55,129

Specialty Retail - 3.50%
Best Buy Co., Inc.	778	41,203
Foot Locker, Inc.	1,101	58,573

		99,776

Textiles, Apparel & Luxury Goods - 1.82%
NIKE, Inc., Class B	700	51,898

Total Consumer Discretionary		367,950

Consumer Staples - 15.14%

Beverages - 3.46%
Molson Coors Brewing Co., Class B	940	52,790
Monster Beverage Corp.A	930	45,775

		98,565

Food & Staples Retailing - 5.79%
Sysco Corp.	800	50,128
Walgreens Boots Alliance, Inc.	911	62,249
Walmart, Inc.	565	52,630

		165,007

Household Products - 4.05%
Church & Dwight Co., Inc.	877	57,671
Procter & Gamble Co.	627	57,634

		115,305

Tobacco - 1.84%
Altria Group, Inc.	1,062	52,452

Total Consumer Staples		431,329

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.15% (continued)

Energy - 4.77%

Oil, Gas & Consumable Fuels - 4.77%
HollyFrontier Corp.	910	$46,519
Marathon Petroleum Corp.	775	45,733
Valero Energy Corp.	581	43,558

		135,810

Total Energy		135,810

Health Care - 16.82%

Biotechnology - 7.75%
AbbVie, Inc.	733	67,575
Amgen, Inc.	306	59,569
Biogen, Inc.A	164	49,351
Gilead Sciences, Inc.	710	44,411

		220,906

Health Care Providers & Services - 7.60%
AmerisourceBergen Corp.	753	56,023
Cardinal Health, Inc.	1,231	54,903
Cigna Corp.A	311	59,065
McKesson Corp.	420	46,397

		216,388

Pharmaceuticals - 1.47%
Bristol-Myers Squibb Co.	807	41,948

Total Health Care		479,242

Industrials - 12.60%

Aerospace & Defense - 2.15%
Boeing Co.	190	61,275

Air Freight & Logistics - 3.61%
CH Robinson Worldwide, Inc.	621	52,220
Expeditors International of Washington, Inc.	745	50,727

		102,947

Airlines - 3.23%
Delta Air Lines, Inc.	1,027	51,247
Southwest Airlines Co.	878	40,810

		92,057

Machinery - 1.87%
Cummins, Inc.	398	53,188

Trading Companies & Distributors - 1.74%
WW Grainger, Inc.	175	49,413

Total Industrials		358,880

Information Technology - 27.29%

Communications Equipment - 5.79%
Cisco Systems, Inc.	1,166	50,523
F5 Networks, Inc.A	374	60,599
Juniper Networks, Inc.	2,000	53,820

		164,942

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.15% (continued)

Information Technology - 27.29% (continued)

IT Services - 1.74%
Visa, Inc., Class A	375	$49,477

Semiconductors & Semiconductor Equipment - 8.79%
Applied Materials, Inc.	1,480	48,455
KLA-Tencor Corp.	587	52,531
Lam Research Corp.	449	61,140
Micron Technology, Inc.A	1,265	40,139
NVIDIA Corp.	360	48,060

		250,325

Software - 2.09%
Intuit, Inc.	303	59,645

Technology Hardware, Storage & Peripherals - 8.88%
Apple, Inc.	384	60,572
HP, Inc.	2,599	53,176
NetApp, Inc.	869	51,853
Seagate Technology PLC	1,300	50,167
Western Digital Corp.	1,011	37,377

		253,145

Total Information Technology		777,534

Materials - 4.92%

Chemicals - 3.33%
CF Industries Holdings, Inc.	1,060	46,121
LyondellBasell Industries N.V., Class A	587	48,815

		94,936

Metals & Mining - 1.59%
Freeport-McMoRan, Inc.	4,400	45,364

Total Materials		140,300

Total Common Stocks (Cost $2,966,022)		2,824,871

SHORT-TERM INVESTMENTS - 0.71% (Cost $20,074)

Investment Companies - 0.71%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%B C	20,074	20,074

TOTAL INVESTMENTS - 99.86% (Cost $2,986,096)		2,844,945
OTHER ASSETS, NET OF LIABILITIES - 0.14%		4,056

TOTAL NET ASSETS - 100.00%		$2,849,001

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,824,871	$-	$-	$2,824,871
Short-Term Investments	20,074	-	-	20,074

Total Investments in Securities - Assets	$2,844,945	$-	$-	$2,844,945

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.87%

Communication Services - 7.50%

Diversified Telecommunication Services - 3.90%
Verizon Communications, Inc.	1,739	$97,767

Media - 3.60%
Omnicom Group, Inc.	1,229	90,012

Total Communication Services		187,779

Consumer Discretionary - 3.37%

Multiline Retail - 3.37%
Target Corp.	1,277	84,397

Consumer Staples - 14.43%

Beverages - 6.90%
Coca-Cola Co.	1,909	90,391
PepsiCo, Inc.	750	82,230

		172,621

Household Products - 7.53%
Kimberly-Clark Corp.	787	89,671
Procter & Gamble Co.	1,075	98,814

		188,485

Total Consumer Staples		361,106

Energy - 6.22%

Oil, Gas & Consumable Fuels - 6.22%
Chevron Corp.	720	78,278
Exxon Mobil Corp.	1,137	77,532

		155,810

Total Energy		155,810

Financials - 3.16%

Insurance - 3.16%
Principal Financial Group, Inc.	1,789	79,020

Health Care - 13.38%

Biotechnology - 3.54%
Amgen, Inc.	455	88,575

Health Care Providers & Services - 3.15%
Cardinal Health, Inc.	1,771	78,987

Pharmaceuticals - 6.69%
Johnson & Johnson	609	78,281
Pfizer, Inc.	2,041	89,089

		167,370

Total Health Care		334,932

Industrials - 12.54%

Aerospace & Defense - 2.82%
Lockheed Martin Corp.	270	70,697

Air Freight & Logistics - 3.07%
United Parcel Service, Inc., Class B	788	76,853

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.87% (continued)

Industrials - 12.54% (continued)

Electrical Equipment - 2.97%
Emerson Electric Co.	1,245	$74,389

Machinery - 3.68%
Cummins, Inc.	689	92,078

Total Industrials		314,017

Information Technology - 9.95%

Communications Equipment - 3.67%
Cisco Systems, Inc.	2,121	91,903

IT Services - 3.15%
International Business Machines Corp.	693	78,773

Semiconductors & Semiconductor Equipment - 3.13%
Texas Instruments, Inc.	832	78,391

Total Information Technology		249,067

Materials - 9.80%

Chemicals - 9.80%
Air Products & Chemicals, Inc.	554	88,668
Ecolab, Inc.	537	78,418
PPG Industries, Inc.	769	78,138

		245,224

Total Materials		245,224

Real Estate - 6.26%

Equity Real Estate Investment Trusts (REITs) - 6.26%
Ventas, Inc.	1,350	78,308
Welltower, Inc.	1,144	78,285

		156,593

Total Real Estate		156,593

Utilities - 13.26%

Electric Utilities - 10.12%
American Electric Power Co., Inc.	1,195	89,314
Duke Energy Corp.	913	78,341
Southern Co.	1,952	85,732

		253,387

Multi-Utilities - 3.14%
Consolidated Edison, Inc.	1,031	78,458

Total Utilities		331,845

Total Common Stocks (Cost $2,578,930)		2,499,790

SHORT-TERM INVESTMENTS - 0.81% (Cost $20,158)

Investment Companies - 0.81%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%A B	20,158	20,158

TOTAL INVESTMENTS - 100.68% (Cost $2,599,088)		2,519,948
LIABILITIES, NET OF OTHER ASSETS - (0.68%)		(16,996)

TOTAL NET ASSETS - 100.00%		$2,502,952

Percentages are stated as a percent of net assets.

A The Fund is affiliated by having the same investment advisor.

B 7-day yield.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,499,790	$-	$-	$2,499,790
Short-Term Investments	20,158	-	-	20,158

Total Investments in Securities - Assets	$2,519,948	$-	$-	$2,519,948

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.29%

Communication Services - 6.36%

Diversified Telecommunication Services - 3.26%
Verizon Communications, Inc.	1,416	$79,608

Interactive Media & Services - 3.10%
Facebook, Inc., Class AA	579	75,901

Total Communication Services		155,509

Consumer Discretionary - 10.34%

Internet & Direct Marketing Retail - 3.88%
Booking Holdings, Inc.A	55	94,733

Specialty Retail - 3.25%
Best Buy Co., Inc.	1,500	79,440

Textiles, Apparel & Luxury Goods - 3.21%
NIKE, Inc., Class B	1,058	78,440

Total Consumer Discretionary		252,613

Consumer Staples - 16.60%

Beverages - 3.16%
Monster Beverage Corp.A	1,571	77,325

Food & Staples Retailing - 3.22%
Sysco Corp.	1,255	78,638

Household Products - 6.92%
Church & Dwight Co., Inc.	1,295	85,159
Procter & Gamble Co.	914	84,015

		169,174

Tobacco - 3.30%
Altria Group, Inc.	1,630	80,506

Total Consumer Staples		405,643

Energy - 6.36%

Oil, Gas & Consumable Fuels - 6.36%
HollyFrontier Corp.	1,504	76,884
Valero Energy Corp.	1,049	78,644

		155,528

Total Energy		155,528

Health Care - 17.59%

Biotechnology - 11.19%
AbbVie, Inc.	964	88,871
Amgen, Inc.	477	92,857
Biogen, Inc.A	305	91,781

		273,509

Health Care Providers & Services - 3.13%
AmerisourceBergen Corp.	1,030	76,632

Pharmaceuticals - 3.27%
Bristol-Myers Squibb Co.	1,536	79,841

Total Health Care		429,982

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.29% (continued)

Industrials - 19.61%

Aerospace & Defense - 3.58%
Boeing Co.	271	$87,398

Air Freight & Logistics - 6.65%
CH Robinson Worldwide, Inc.	972	81,735
Expeditors International of Washington, Inc.	1,188	80,891

		162,626

Airlines - 6.45%
Delta Air Lines, Inc.	1,608	80,239
Southwest Airlines Co.	1,665	77,389

		157,628

Trading Companies & Distributors - 2.93%
WW Grainger, Inc.	254	71,720

Total Industrials		479,372

Information Technology - 19.40%

IT Services - 3.21%
Visa, Inc., Class A	594	78,372

Semiconductors & Semiconductor Equipment - 9.48%
Applied Materials, Inc.	2,225	72,847
KLA-Tencor Corp.	890	79,646
NVIDIA Corp.	594	79,299

		231,792

Software - 3.39%
Intuit, Inc.	421	82,874

Technology Hardware, Storage & Peripherals - 3.32%
Apple, Inc.	515	81,236

Total Information Technology		474,274

Materials - 3.03%

Chemicals - 3.03%
LyondellBasell Industries N.V., Class A	890	74,012

Total Common Stocks (Cost $2,539,324)		2,426,933

SHORT-TERM INVESTMENTS - 0.60% (Cost $14,723)

Investment Companies - 0.60%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%B C	14,723	14,723

TOTAL INVESTMENTS - 99.89% (Cost $2,554,047)		2,441,656
OTHER ASSETS, NET OF LIABILITIES - 0.11%		2,708

TOTAL NET ASSETS - 100.00%		$2,444,364

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,426,933	$-	$-	$2,426,933
Short-Term Investments	14,723	-	-	14,723

Total Investments in Securities - Assets	$2,441,656	$-	$-	$2,441,656

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.01%

Communication Services - 3.14%

Media - 3.14%
Omnicom Group, Inc.	2,019	$147,871

Consumer Discretionary - 13.13%

Hotels, Restaurants & Leisure - 3.11%
Starbucks Corp.	2,278	146,703

Household Durables - 3.09%
PulteGroup, Inc.	5,600	145,544

Multiline Retail - 3.52%
Kohl’s Corp.	2,503	166,049

Specialty Retail - 3.41%
Foot Locker, Inc.	3,016	160,451

Total Consumer Discretionary		618,747

Consumer Staples - 10.19%

Beverages - 3.33%
Molson Coors Brewing Co., Class B	2,793	156,855

Food & Staples Retailing - 6.86%
Walgreens Boots Alliance, Inc.	2,383	162,830
Walmart, Inc.	1,720	160,218

		323,048

Total Consumer Staples		479,903

Energy - 9.79%

Oil, Gas & Consumable Fuels - 9.79%
HollyFrontier Corp.	3,108	158,881
Marathon Petroleum Corp.	2,759	162,809
Valero Energy Corp.	1,861	139,519

		461,209

Total Energy		461,209

Health Care - 16.62%

Biotechnology - 6.87%
Amgen, Inc.	837	162,939
Gilead Sciences, Inc.	2,574	161,004

		323,943

Health Care Providers & Services - 9.75%
Cardinal Health, Inc.	3,540	157,884
Cigna Corp.A	829	157,444
McKesson Corp.	1,303	143,942

		459,270

Total Health Care		783,213

Industrials - 6.81%

Aerospace & Defense - 3.43%
Boeing Co.	501	161,573

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.01% (continued)

Industrials - 6.81% (continued)

Machinery - 3.38%
Cummins, Inc.	1,191	$159,165

Total Industrials		320,738

Information Technology - 29.77%

Communications Equipment - 10.11%
Cisco Systems, Inc.	3,695	160,104
F5 Networks, Inc.A	951	154,091
Juniper Networks, Inc.	6,017	161,917

		476,112

Semiconductors & Semiconductor Equipment - 6.63%
Lam Research Corp.	1,200	163,404
Micron Technology, Inc.A	4,693	148,909

		312,313

Technology Hardware, Storage & Peripherals - 13.03%
HP, Inc.	8,411	172,089
NetApp, Inc.	2,466	147,146
Seagate Technology PLC	3,859	148,919
Western Digital Corp.	3,945	145,847

		614,001

Total Information Technology		1,402,426

Materials - 9.56%

Chemicals - 6.61%
CF Industries Holdings, Inc.	3,358	146,106
LyondellBasell Industries N.V., Class A	1,986	165,156

		311,262

Metals & Mining - 2.95%
Freeport-McMoRan, Inc.	13,479	138,969

Total Materials		450,231

Total Common Stocks (Cost $5,132,321)		4,664,338

TOTAL INVESTMENTS - 99.01% (Cost $5,132,321)		4,664,338
OTHER ASSETS, NET OF LIABILITIES - 0.99%		46,746

TOTAL NET ASSETS - 100.00%		$4,711,084

Percentages are stated as a percent of net assets.

A Non-income producing security.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,664,338	$-	$-	$4,664,338

Total Investments in Securities - Assets	$4,664,338	$-	$-	$4,664,338

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Assets:
Investments in unaffiliated securities, at fair value†	$2,824,871	$2,499,790	$2,426,933	$4,664,338
Investments in affiliated securities, at fair value‡	20,074	20,158	14,723	–
Dividends and interest receivable	3,006	5,228	1,542	6,476
Receivable for investments sold	–	812,246	–	59,893
Receivable for fund shares sold	84	33	–	–
Receivable for expense reimbursement (Note 2)	15,701	15,643	15,651	16,472
Prepaid expenses	14,645	14,479	14,527	16,411

Total assets	2,878,381	3,367,577	2,473,376	4,763,590

Liabilities:
Payable for investments purchased	–	835,284	–	–
Dividends and interest expense payable	–	–	–	22,037
Management and sub-advisory fees payable (Note 2)	1,485	1,307	1,268	2,655
Service fees payable (Note 2)	25	84	27	281
Transfer agent fees payable (Note 2)	149	138	135	229
Custody and fund accounting fees payable	344	344	344	344
Professional fees payable	24,269	24,274	24,271	24,268
Payable for prospectus and shareholder reports	759	842	617	340
Other liabilities	2,349	2,352	2,350	2,352

Total liabilities	29,380	864,625	29,012	52,506

Net assets	$2,849,001	$2,502,952	$2,444,364	$4,711,084

Analysis of net assets:
Paid-in-capital	$3,060,518	$2,698,945	$2,564,365	$5,380,651
Total distributable earnings (deficits)A	(211,517)	(195,993)	(120,001)	(669,567)

Net assets	$2,849,001	$2,502,952	$2,444,364	$4,711,084

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	261,172	209,451	214,493	203,193

Y Class	19,871	11,031	25,586	143,020

Investor Class	13,524	46,092	14,599	130,204

Net assets:
Institutional Class	$2,527,206	$1,969,279	$2,060,034	$2,014,342

Y Class	$191,912	$103,494	$245,203	$1,415,013

Investor Class	$129,883	$430,179	$139,127	$1,281,729

Net asset value, offering and redemption price per share:
Institutional Class	$9.68	$9.40	$9.60	$9.91

Y Class	$9.66	$9.38	$9.58	$9.89

Investor Class	$9.60	$9.33	$9.53	$9.84

† Cost of investments in unaffiliated securities	$2,966,022	$2,578,930	$2,539,324	$5,132,321
‡ Cost of investments in affiliated securities	$20,074	$20,158	$14,723	$–

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2018 (Unaudited)

	Alpha Quant Core Fund	Alpha Quant Dividend Fund	Alpha Quant Quality Fund	Alpha Quant Value Fund
Investment income:
Dividend income from unaffiliated securities	$30,316	$44,599	$25,459	$53,664
Dividend income from affiliated securities (Note 7)	359	223	203	754

Total investment income	30,675	44,822	25,662	54,418

Expenses:
Management and sub-advisory fees (Note 2)	8,949	7,628	8,092	14,830
Transfer agent fees:
Institutional Class (Note 2)	119	52	35	37
Y Class (Note 2)	70	84	78	980
Investor Class	543	544	542	570
Custody and fund accounting fees	8,126	8,107	8,116	8,162
Professional fees	19,555	19,526	19,550	19,581
Registration fees and expenses	21,322	21,314	21,313	24,693
Service fees (Note 2):
Investor Class	6,105	6,192	6,115	6,654
Prospectus and shareholder report expenses	1,062	1,048	1,049	1,089
Trustee fees (Note 2)	82	71	76	112
Other expenses	1,928	1,923	1,925	1,995

Total expenses	67,861	66,489	66,891	78,703

Net fees waived and expenses (reimbursed) (Note 2)	(57,210)	(57,100)	(57,170)	(58,879)

Net expenses	10,651	9,389	9,721	19,824

Net investment income	20,024	35,433	15,941	34,594

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	45,686	(117,036)	171,668	(148,556)
Change in net unrealized (depriciation) of:
Investments in unaffiliated securitiesB	(368,967)	(19,240)	(378,964)	(717,337)

Net (loss) from investments	(323,281)	(136,276)	(207,296)	(865,893)

Net (decrease) in net assets resulting from operations	$(303,257)	$(100,843)	$(191,355)	$(831,299)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Core Fund		Alpha Quant Dividend Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$20,024	$31,910	$35,433	$58,380
Net realized gain (loss) from investments in unaffiliated securities	45,686	128,511	(117,036)	124,002
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(368,967)	188,355	(19,240)	(45,759)

Net increase (decrease) in net assets resulting from operations	(303,257)	348,776	(100,843)	136,623

Distributions to shareholders:
Net investment income:
Institutional Class	-	(24,547)	-	(51,025)
Y Class	-	(1,582)	-	(3,219)
Investor Class	-	(1,400)	-	(2,929)
Net realized gain from investments:
Institutional Class	-	-	-	(689)
Y Class	-	-	-	(45)
Investor Class	-	-	-	(39)
Total retained earnings: *
Institutional Class	(238,434)	-	(138,103)	-
Y Class	(18,171)	-	(7,641)	-
Investor Class	(12,328)	-	(27,155)	-

Net distributions to shareholders	(268,933)	(27,529)	(172,899)	(57,946)

Capital share transactions (Note 10):
Proceeds from sales of shares	530,613	240,724	359,229	239,050
Reinvestment of dividends and distributions	268,933	27,529	172,899	57,946
Cost of shares redeemed	(8,665)	(1,616)	(32,371)	(100,808)

Net increase in net assets from capital share transactions	790,881	266,637	499,757	196,188

Net increase (decrease) in net assets	218,691	587,884	226,015	274,865

Net assets:
Beginning of period	2,630,310	2,042,426	2,276,937	2,002,072

End of period	$2,849,001	$2,630,310	$2,502,952	$2,276,937

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Alpha Quant Quality Fund		Alpha Quant Value Fund
	Six Months Ended December 31, 2018	Year Ended June 30, 2018	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$15,941	$17,620	$34,594	$46,327
Net realized gain (loss) from investments in unaffiliated securities	171,668	179,184	(148,556)	125,143
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(378,964)	243,152	(717,337)	201,721

Net increase (decrease) in net assets resulting from operations	(191,355)	439,956	(831,299)	373,191

Distributions to shareholders:
Net investment income:
Institutional Class	-	(14,994)	-	(31,446)
Y Class	-	(976)	-	(2,250)
Investor Class	-	(857)	-	(1,939)
Net realized gain from investments:
Institutional Class	-	-	-	-
Y Class	-	-	-	-
Investor Class	-	-	-	-
Total retained earnings: *
Institutional Class	(312,405)	-	(92,857)	-
Y Class	(37,253)	-	(70,474)	-
Investor Class	(21,418)	-	(59,407)	-

Net distributions to shareholders	(371,076)	(16,827)	(222,738)	(35,635)

Capital share transactions (Note 10):
Proceeds from sales of shares	167,073	28,491	2,657,015	1,140,762
Reinvestment of dividends and distributions	371,076	16,827	217,885	35,635
Cost of shares redeemed	(22,102)	-	(675,765)	(881)

Net increase in net assets from capital share transactions	516,047	45,318	2,199,135	1,175,516

Net increase (decrease) in net assets	(46,384)	468,447	1,145,098	1,513,072

Net assets:
Beginning of period	2,490,748	2,022,301	3,565,986	2,052,914

End of period	$2,444,364	$2,490,748	$4,711,084	$3,565,986

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2018, the Trust consists of thirty-three active series, four of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-nine active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Alpha Quant Advisors, LLC (the “Sub-Advisor”), an affiliate of the Manager, pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

First $5 billion	0.25%
Over $5 billion	0.20%

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2018 were as follows:

Alpha Quant Core Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,218
Sub-Advisor Fees	0.25%	3,731

Total	0.60%	$8,949

Alpha Quant Dividend Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,448
Sub-Advisor Fees	0.25%	3,180

Total	0.60%	$7,628

Alpha Quant Quality Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,719
Sub-Advisor Fees	0.25%	3,373

Total	0.60%	$8,092

Alpha Quant Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$8,638
Sub-Advisor Fees	0.25%	6,192

Total	0.60%	$14,830

Distribution Plans

The Funds have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Alpha Quant Core	$137
Alpha Quant Dividend	90
Alpha Quant Quality	67
Alpha Quant Value	959

As of December 31, 2018, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Alpha Quant Core	$13
Alpha Quant Dividend	4
Alpha Quant Quality	4
Alpha Quant Value	124

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2018, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Alpha Quant Core	$18
Alpha Quant Dividend	11
Alpha Quant Quality	10
Alpha Quant Value	39

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2018, the Alpha Quant Value Fund borrowed on average $72,439 for 9 days at an average interest rate of 2.76% with interest charges of $51. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended December 31, 2018 the Alpha Quant Core, Alpha Quant Dividend and Alpha Quant Quality Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses
Alpha Quant Core	Institutional	0.69%	$45,106	$–	2021
Alpha Quant Core	Y	0.79%	3,355	–	2021
Alpha Quant Core	Investor	1.07%	8,749	–	2021
Alpha Quant Dividend	Institutional	0.69%	42,394	–	2021
Alpha Quant Dividend	Y	0.79%	2,639	–	2021
Alpha Quant Dividend	Investor	1.07%	12,067	–	2021
Alpha Quant Quality	Institutional	0.69%	43,358	–	2021
Alpha Quant Quality	Y	0.79%	4,505	–	2021
Alpha Quant Quality	Investor	1.07%	9,307	–	2021
Alpha Quant Value	Institutional	0.69%	25,055	–	2021
Alpha Quant Value	Y	0.79%	17,192	–	2021
Alpha Quant Value	Investor	1.07%	16,632	–	2021

Of these amounts, $15,701, $15,643, $15,651, and $16,472 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2018 for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Funds did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Alpha Quant Core	$–	$67,123	$–	$2020
Alpha Quant Dividend	–	66,829	–	2020
Alpha Quant Quality	–	66,815	–	2020
Alpha Quant Value	–	66,877	–	2020

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2018, based on management’s evaluation of the shareholder account base, 1 account has been identified as representing an affiliated significant ownership of approximately 68%, 75%, 84%, and 40% for the Alpha Quant Core Fund, Alpha Quant Dividend Fund, Alpha Quant Quality Fund, and Alpha Quant Value Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies.

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2018 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alpha Quant Core	$2,986,096	$147,459	$(288,610)	$(141,151)
Alpha Quant Dividend	2,599,088	91,242	(170,382)	(79,140)
Alpha Quant Quality	2,554,047	119,659	(232,050)	(112,391)
Alpha Quant Value	5,132,321	101,143	(569,126)	(467,983)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2018, the Funds did not have any capital loss carryforwards. Alpha Quant Core utilized $5,964 short-term capital loss carryforward, Alpha Quant Quality utilized $10,733 short-term capital loss carryforward, and Alpha Quant Value utilized $6,071 short-term capital loss carryforward.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Alpha Quant Core	$1,769,151	$1,224,821
Alpha Quant Dividend	1,260,065	882,292
Alpha Quant Quality	1,323,261	1,163,956
Alpha Quant Value	4,287,176	2,292,214

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2018 are as follows:

Fund	Type of Transaction	June 30, 2018 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
Alpha Quant Core	Direct	$25,830	$587,225	$592,981	$20,074	$359
Alpha Quant Dividend	Direct	14,544	442,637	437,023	20,158	223
Alpha Quant Quality	Direct	15,913	223,013	224,203	14,723	203
Alpha Quant Value	Direct	34,476	2,356,810	2,391,286	—	754

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

8.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2018, the Funds did not have any outstanding securities on loan.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended December 31, 2018, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares	Amount
Shares sold	35,674	$434,019	18,666	$216,444
Reinvestment of dividends	25,204	238,433	2,136	24,547
Shares redeemed	(369)	(4,307)	(139)	(1,616)

Net increase in shares outstanding	60,509	$668,145	20,663	$239,375

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares	Amount
Shares sold	6,083	$74,768	1,725	$19,960
Reinvestment of dividends	1,925	18,171	138	1,582

Net increase in shares outstanding	8,008	$92,939	1,863	$21,542

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Core Fund	Shares	Amount	Shares	Amount
Shares sold	1,795	$21,826	370	$4,320
Reinvestment of dividends	1,313	12,329	122	1,400
Shares redeemed	(369)	(4,358)	–	–

Net increase in shares outstanding	2,739	$29,797	492	$5,720

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares	Amount
Shares sold	678	$7,546	9,439	$100,806
Reinvestment of dividends	14,428	138,103	4,906	51,713

Net increase in shares outstanding	15,106	$145,649	14,345	$152,519

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	11,913	$128,860
Reinvestment of dividends	796	7,641	309	3,264
Shares redeemed	(2,539)	(26,958)	(9,448)	(100,806)

Net increase (decrease) in shares outstanding	(1,743)	$(19,317)	2,774	$31,318

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Dividend Fund	Shares	Amount	Shares	Amount
Shares sold	32,257	$351,683	864	$9,384
Reinvestment of dividends	2,888	27,155	283	2,969
Shares redeemed	(498)	(5,413)	–	(2)

Net increase in shares outstanding	34,647	$373,425	1,147	$12,351

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares	Amount
Reinvestment of dividends	33,199	$312,405	1,294	$14,994

Net increase in shares outstanding	33,199	$312,405	1,294	$14,994

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares	Amount
Shares sold	9,822	$127,916	1,712	$19,960
Reinvestment of dividends	3,968	37,253	84	976

Net increase in shares outstanding	13,790	$165,169	1,796	$20,936

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Quality Fund	Shares	Amount	Shares	Amount
Shares sold	3,021	$39,158	739	$8,531
Reinvestment of dividends	2,293	21,418	74	857
Shares redeemed	(1,822)	(22,102)	–	–

Net increase in shares outstanding	3,492	$38,474	813	$9,388

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,154	$52,500	9,808	$120,000
Reinvestment of dividends	9,170	88,493	2,720	31,446
Shares redeemed	(2,659)	(31,884)	–	–

Net increase in shares outstanding	10,665	$109,109	12,528	$151,446

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares	Amount
Shares sold	75,512	$918,258	78,892	$925,846
Reinvestment of dividends	7,267	69,985	195	2,250
Shares redeemed	(28,793)	(304,302)	(53)	(650)

Net increase in shares outstanding	53,986	$683,941	79,034	$927,446

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
Alpha Quant Value Fund	Shares	Amount	Shares	Amount
Shares sold	136,627	$1,686,257	8,017	$94,916
Reinvestment of dividends	6,201	59,407	168	1,939
Shares redeemed	(31,382)	(339,579)	(19)	(231)

Net increase in shares outstanding	111,446	$1,406,085	8,166	$96,624

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$11.78		$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.15	B	0.03
Net gains (losses) on investments (both realized and unrealized)	(1.15)		1.56		0.17

Total income (loss) from investment operations	(1.08)		1.71		0.20

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		-
Distributions from net realized gains	(0.90)		-		-

Total distributions	(1.02)		(0.13)		-

Net asset value, end of period	$9.68		$11.78		$10.20

Total returnD	(9.03	)%C	16.85%		2.00	%C

Ratios and supplemental data:
Net assets, end of period	$2,527,206		$2,364,264		$1,835,621
Ratios to average net assets:
Expenses, before reimbursements	4.10	%E	5.55%		12.23	%E
Expenses, net of reimbursements	0.69	%E	0.69%		0.69	%E
Net investment (loss), before expense reimbursements	(2.04	)%E	(3.49)%		(10.44	)%E
Net investment income, net of reimbursements	1.37	%E	1.37%		1.09	%E
Portfolio turnover rate	42	%C	56%		14	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16.
C	Not annualized.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$11.77		$10.20		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.13	B	0.03
Net gains (losses) on investments (both realized and unrealized)	(1.16)		1.57		0.17

Total income (loss) from investment operations	(1.09)		1.70		0.20

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		-
Distributions from net realized gains	(0.90)		-		-

Total distributions	(1.02)		(0.13)		-

Redemption fees added to beneficial interests	-		-		-

Net asset value, end of period	$9.66		$11.77		$10.20

Total returnD	(9.12	)%C	16.75%		2.00	%C

Ratios and supplemental data:
Net assets, end of period	$191,912		$139,588		$101,951
Ratios to average net assets:
Expenses, before reimbursements	4.17	%E	5.63%		17.45	%E
Expenses, net of reimbursements	0.79	%E	0.79%		0.79	%E
Net investment (loss), before expense reimbursements	(2.08	)%E	(3.59)%		(15.67	)%E
Net investment income, net of reimbursements	1.29	%E	1.25%		0.99	%E
Portfolio turnover rate	42	%C	56%		14	%F

B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.14.
A	Commencement of operations.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$11.73		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.11	B	0.02
Net gains (losses) on investments (both realized and unrealized)	(1.17)		1.56		0.17

Total income (loss) from investment operations	(1.11)		1.67		0.19

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		-
Distributions from net realized gains	(0.90)		-		-

Total distributions	(1.02)		(0.13)		-

Net asset value, end of period	$9.60		$11.73		$10.19

Total returnD	(9.33	)%C	16.47%		1.90	%C

Ratios and supplemental data:
Net assets, end of period	$129,883		$126,458		$104,854
Ratios to average net assets:
Expenses, before reimbursements	13.65	%E	6.73%		18.69	%E
Expenses, net of reimbursements	1.07	%E	1.07%		1.07	%E
Net investment (loss), before expense reimbursements	(11.61	)%E	(4.66)%		(16.91	)%E
Net investment income, net of reimbursements	0.98	%E	1.01%		0.71	%E
Portfolio turnover rate	42	%C	56%		14	%F

B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12.
A	Commencement of operations.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.42		$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.29		0.07
Net gains (losses) on investments (both realized and unrealized)	(0.47)		0.41		(0.07)

Total income (loss) from investment operations	(0.32)		0.70		-

Less distributions:
Dividends from net investment income	(0.21)		(0.28)		-
Distributions from net realized gains	(0.49)		(0.00	)B	-

Total distributions	(0.70)		(0.28)		-

Net asset value, end of period	$9.40		$10.42		$10.00

Total returnC	(2.80	)%D	7.00%		0.00	%D

Ratios and supplemental data:
Net assets, end of period	$1,969,279		$2,025,327		$1,799,305
Ratios to average net assets:
Expenses, before reimbursements	4.69	%E	5.91%		12.37	%E
Expenses, net of reimbursements	0.69	%E	0.69%		0.69	%E
Net investment (loss), before expense reimbursements	(1.17	)%E	(2.42)%		(9.23	)%E
Net investment income, net of reimbursements	2.83	%E	2.79%		2.45	%E
Portfolio turnover rate	39	%D	49%		0	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.41		$9.99		$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.29		0.06
Net gains (losses) on investments (both realized and unrealized)	(0.48)		0.41		(0.07)

Total income (loss) from investment operations	(0.33)		0.70		(0.01)

Less distributions:
Dividends from net investment income	(0.21)		(0.28)		-
Distributions from net realized gains	(0.49)		(0.00	)B	-

Total distributions	(0.70)		(0.28)		-

Redemption fees added to beneficial interests	-		-		-

Net asset value, end of period	$9.38		$10.41		$9.99

Total returnC	(2.90	)%D	7.01%		(0.10	)%D

Ratios and supplemental data:
Net assets, end of period	$103,494		$132,924		$99,934
Ratios to average net assets:
Expenses, before reimbursements	4.81	%E	5.98%		17.67	%E
Expenses, net of reimbursements	0.79	%E	0.79%		0.79	%E
Net investment (loss), before expense reimbursements	(1.30	)%E	(2.41)%		(14.54	)%E
Net investment income, net of reimbursements	2.72	%E	2.79%		2.34	%E
Portfolio turnover rate	39	%D	49%		0	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.37		$9.99		$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.26		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.49)		0.40		(0.06)

Total income (loss) from investment operations	(0.34)		0.66		(0.01)

Less distributions:
Dividends from net investment income	(0.21)		(0.28)		-
Distributions from net realized gains	(0.49)		(0.00	)B	-

Total distributions	(0.70)		(0.28)		-

Net asset value, end of period	$9.33		$10.37		$9.99

Total returnC	(3.01	)%D	6.60%		(0.10	)%D

Ratios and supplemental data:
Net assets, end of period	$430,179		$118,686		$102,833
Ratios to average net assets:
Expenses, before reimbursements	9.34	%E	7.11%		18.92	%E
Expenses, net of reimbursements	1.07	%E	1.07%		1.07	%E
Net investment (loss), before expense reimbursements	(5.74	)%E	(3.63)%		(15.79	)%E
Net investment income, net of reimbursements	2.53	%E	2.41%		2.06	%E
Portfolio turnover rate	39	%D	49%		0	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$12.20		$10.10	$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.09	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.96)		2.09	0.07

Total income (loss) from investment operations	(0.88)		2.18	0.10

Less distributions:
Dividends from net investment income	(0.11)		(0.08)	-
Distributions from net realized gains	(1.61)		-	-

Total distributions	(1.72)		(0.08)	-

Net asset value, end of period	$9.60		$12.20	$10.10

Total returnB	(6.90	)%C	21.66%	1.00	%C

Ratios and supplemental data:
Net assets, end of period	$2,060,034		$2,212,134	$1,817,518
Ratios to average net assets:
Expenses, before reimbursements	4.46	%D	5.69%	12.24	%D
Expenses, net of reimbursements	0.69	%D	0.69%	0.69	%D
Net investment (loss), before expense reimbursements	(2.56	)%D	(4.21)%	(10.33	)%D
Net investment income, net of reimbursements	1.21	%D	0.79%	1.22	%D
Portfolio turnover rate	44	%C	62%	19	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$12.19		$10.09	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.07	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.95)		2.11	0.06

Total income (loss) from investment operations	(0.89)		2.18	0.09

Less distributions:
Dividends from net investment income	(0.11)		(0.08)	-
Distributions from net realized gains	(1.61)		-	-

Total distributions	(1.72)		(0.08)	-

Net asset value, end of period	$9.58		$12.19	$10.09

Total returnB	(6.99	)%C	21.68%	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$245,203		$143,744	$100,946
Ratios to average net assets:
Expenses, before reimbursements	4.54	%D	5.78%	17.48	%D
Expenses, net of reimbursements	0.79	%D	0.79%	0.79	%D
Net investment (loss), before expense reimbursements	(2.60	)%D	(4.30)%	(15.57	)%D
Net investment income, net of reimbursements	1.15	%D	0.68%	1.12	%D
Portfolio turnover rate	44	%C	62%	19	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$12.14		$10.09	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.05	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.95)		2.08	0.07

Total income (loss) from investment operations	(0.89)		2.13	0.09

Less distributions:
Dividends from net investment income	(0.11)		(0.08)	-
Distributions from net realized gains	(1.61)		-	-

Total distributions	(1.72)		(0.08)	-

Net asset value, end of period	$9.53		$12.14	$10.09

Total returnB	(7.02	)%C	21.18%	0.90	%C

Ratios and supplemental data:
Net assets, end of period	$139,127		$134,870	$103,837
Ratios to average net assets:
Expenses, before reimbursements	12.94	%D	6.83%	18.73	%D
Expenses, net of reimbursements	1.07	%D	1.07%	1.07	%D
Net investment (loss), before expense reimbursements	(11.03	)%D	(5.35)%	(16.82	)%D
Net investment income, net of reimbursements	0.84	%D	0.41%	0.84	%D
Portfolio turnover rate	44	%C	62%	19	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$11.88		$10.23		$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.21	B	0.03
Net gains (losses) on investments (both realized and unrealized)	(1.58)		1.61		0.20

Total income (loss) from investment operations	(1.49)		1.82		0.23

Less distributions:
Dividends from net investment income	(0.11)		(0.17)		-
Distributions from net realized gains	(0.37)		-		-

Total distributions	(0.48)		(0.17)		-

Net asset value, end of period	$9.91		$11.88		$10.23

Total returnC	(12.45	)%D	17.88%		2.30	%D

Ratios and supplemental data:
Net assets, end of period	$2,014,342		$2,287,739		$1,842,294
Ratios to average net assets:
Expenses, before reimbursements	2.86	%E	5.18%		12.16	%E
Expenses, net of reimbursements	0.69	%E	0.69%		0.69	%E
Net investment (loss), before expense reimbursements	(0.67	)%E	(2.58)%		(10.48	)%E
Net investment income, net of reimbursements	1.50	%E	1.91%		0.99	%E
Portfolio turnover rate	48	%D	53%		11	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.22.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$11.87		$10.23		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.18	B	0.02
Net gains (losses) on investments (both realized and unrealized)	(1.56)		1.63		0.21

Total income (loss) from investment operations	(1.50)		1.81		0.23

Less distributions:
Dividends from net investment income	(0.11)		(0.17)		-
Distributions from net realized gains	(0.37)		-		-

Total distributions	(0.48)		(0.17)		-

Net asset value, end of period	$9.89		$11.87		$10.23

Total returnC	(12.54	)%D	17.79%		2.30	%D

Ratios and supplemental data:
Net assets, end of period	$1,415,013		$1,056,453		$102,322
Ratios to average net assets:
Expenses, before reimbursements	4.42	%E	5.30%		17.37	%E
Expenses, net of reimbursements	1.17	%E	0.79%		0.79	%E
Net investment (loss), before expense reimbursements	(1.12	)%E	(2.69)%		(15.69	)%E
Net investment income, net of reimbursements	2.13	%E	1.82%		0.89	%E
Portfolio turnover rate	48	%D	53%		11	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.19.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		March 22, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$11.82		$10.22		$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.17	B	0.02
Net gains (losses) on investments (both realized and unrealized)	(1.54)		1.60		0.20

Total income (loss) from investment operations	(1.50)		1.77		0.22

Less distributions:
Dividends from net investment income	(0.11)		(0.17)		-
Distributions from net realized gains	(0.37)		-		-

Total distributions	(0.48)		(0.17)		-

Net asset value, end of period	$9.84		$11.82		$10.22

Total returnC	(12.60	)%D	17.41%		2.20	%D

Ratios and supplemental data:
Net assets, end of period	$1,281,729		$221,794		$108,298
Ratios to average net assets:
Expenses, before reimbursements	2.84	%E	6.21%		18.47	%E
Expenses, net of reimbursements	0.72	%E	1.07%		1.07	%E
Net investment (loss), before expense reimbursements	(1.36	)%E	(3.68)%		(16.78	)%E
Net investment income, net of reimbursements	0.76	%E	1.46%		0.61	%E
Portfolio turnover rate	48	%D	53%		11	%F

A	Commencement of operations.
B	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.18.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from March 22, 2017 through June 30, 2017 and is not annualized.

See accompanying notes

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To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus of Summary Prospectus.

American Beacon Funds, American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund are service marks of American Beacon Advisors, Inc.

SAR 12/18

American Beacon®
FUNDS

2018 SEMI-ANNUAL REPORT

December 31, 2018

ARK TRANSFORMATIONAL INNOVATION FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

ARK TRANSFORMATIONAL INNOVATION FUND

Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Companies that the sub-advisor believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Regulatory changes may impair the Fund’s ability to qualify for federal income tax treatment as a regulated investment company, which could result in the Fund and shareholders incurring significant income tax expense. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. Investing in Health Care sector companies involves risk due to government regulations, product litigation, competitive forces, and loss of patent protection. Industrials sector companies are subject to risk due to changes in government regulations, world events, economic conditions, environmental damages, product liability claims and exchange rates. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon ARK Transformational Innovation Fund (the “Fund”) returned -15.47% for the six-month period ended December 31, 2018. The Fund underperformed the S&P 500 Index (the “Index”) return of -6.85% for the period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 01/27/2017
Institutional Class (1,3)	ADNIX	(15.29)%	(2.98)%	28.99%
Y Class (1,3)	ADNYX	(15.31)%	(3.04)%	28.86%
Investor Class (1,3)	ADNPX	(15.47)%	(3.30)%	28.52%

S&P 500 Index (2)		(6.85)%	(4.38)%	6.82%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. The strategy employed by the Fund’s sub-advisor has the potential for more volatility than broad market averages, which may result in significant fluctuations in the Fund’s short-term returns, both positive and negative.

2.

The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global or its affiliates (“SPDJI”) and has been licensed for use by American Beacon Advisors. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The American Beacon ARK Transformational Innovation Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions or interruptions of the S&P 500 Index. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares were 4.75%, 4.85%, 4.97%, 1.95% and 2.70%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance for the period was attributable to holdings primarily in the Health Care sector. Chief among the detractors was Intellia Therapeutics, Inc., one of the three public CRISPR genome editing pure plays. The company announced in its third quarter earnings call a delay in the filing of its investigational new drug (IND) application for the treatment of a rare liver disease causing the stock price to drop. Additional securities within the Health Care sector that detracted from relative performance include Crispr Therapeutics AG, Editas Medicine, Inc., and Bluebird Bio, Inc. Stocks held in the Information Technology sector also detracted from relative returns including Twitter Inc. and Nvidia Corp.

From a sector allocation standpoint, having a null weighting to both Energy and Materials contributed positively to relative performance as these were the worst two performing sectors during the period. Additionally, an overweight to the Information Technology sector aided relative returns.

The sub-advisor will continue to focus on thematic investing in disruptive innovation with the potential for excess returns.

2

American Beacon ARK Transformational Innovation FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Tesla, Inc.		9.3
Stratasys Ltd.		5.6
Square, Inc.		5.5
Intellia Therapeutics, Inc.		5.0
NVIDIA Corp.		5.0
Baidu, Inc., Sponsored ADR		4.8
Tencent Holdings Ltd., ADR		4.7
Twitter, Inc.		4.7
Illumina, Inc.		4.2
Teradyne, Inc.		4.2

Total Fund Holdings	39

Sector Allocation (% Investments)
Health Care		32.1
Information Technology		27.9
Communication Services		22.8
Consumer Discretionary		12.5
Financials		4.6
Industrials		0.1

3

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon ARK Transformational Innovation FundSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon ARK Transformational Innovation Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$847.10	$4.70
Hypothetical**	$1,000.00	$1,020.11	$5.14
Y Class
Actual	$1,000.00	$846.90	$5.12
Hypothetical**	$1,000.00	$1,019.66	$5.60
Investor Class
Actual	$1,000.00	$845.30	$6.47
Hypothetical**	$1,000.00	$1,018.20	$7.07

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.01%, 1.10%, and 1.39% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20%

Communication Services - 22.21%

Entertainment - 5.17%
Netflix, Inc.A	2,632	$704,481
Nintendo Co., Ltd.E	171	45,180
Spotify Technology S.A.A	3,528	400,428

		1,150,089

Interactive Media & Services - 16.87%
Baidu, Inc., Sponsored ADRA	6,695	1,061,827
Tencent Holdings Ltd., ADR	26,437	1,043,469
Twitter, Inc.A	36,266	1,042,285
Zillow Group, Inc., Class CA B	19,173	605,483

		3,753,064

Wireless Telecommunication Services - 0.17%
SoftBank Group Corp.E	555	36,583

Total Communication Services		4,939,736

Consumer Discretionary - 12.13%

Auto Components - 0.69%
Aptiv PLC	2,503	154,110

Automobiles - 9.27%
Tesla, Inc.A	6,194	2,061,363

Internet & Direct Marketing Retail - 2.17%
Amazon.com, Inc.A	321	482,132

Total Consumer Discretionary		2,697,605

Financials - 4.43%

Consumer Finance - 2.05%
LendingClub Corp.A	173,719	456,881

Thrifts & Mortgage Finance - 2.38%
LendingTree, Inc.A B	2,407	528,505

Total Financials		985,386

Health Care - 31.19%

Biotechnology - 18.76%
Bluebird Bio, Inc.A	2,800	277,760
Cellectis S.A., ADRA	6,767	112,671
CRISPR Therapeutics AGA B	10,593	302,642
Editas Medicine, Inc.A	29,124	662,571
Intellia Therapeutics, Inc.A	81,945	1,118,549
Invitae Corp.A	83,434	922,780
Organovo Holdings, Inc.A B	130,195	124,610
Seres Therapeutics, Inc.A B	35,346	159,764
Syros Pharmaceuticals, Inc.A	27,456	152,930
Veracyte, Inc.A	26,885	338,213

		4,172,490

Health Care Equipment & Supplies - 1.55%
Cerus Corp.A	68,123	345,384

Health Care Technology - 3.91%
Medidata Solutions, Inc.A	8,089	545,360

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)

Health Care - 31.19% (continued)

Health Care Technology - 3.91% (continued)
Teladoc Health, Inc.A	6,528	$323,593

		868,953

Life Sciences Tools & Services - 6.85%
Compugen Ltd.A B	56,726	123,095
Illumina, Inc.A	3,105	931,283
NanoString Technologies, Inc.A	31,684	469,874

		1,524,252

Pharmaceuticals - 0.12%
Bayer AGE	390	27,043

Total Health Care		6,938,122

Industrials - 0.15%

Machinery - 0.15%
FANUC Corp.E	220	33,074

Information Technology - 27.09%

IT Services - 5.46%
Square, Inc., Class AA	21,642	1,213,900

Semiconductors & Semiconductor Equipment - 9.19%
NVIDIA Corp.	8,357	1,115,659
Teradyne, Inc.	29,577	928,126

		2,043,785

Software - 6.87%
2U, Inc.A	4,126	205,145
Materialise N.V., ADRA	6,823	136,664
salesforce.com, Inc.A	3,908	535,279
Splunk, Inc.A	6,202	650,280

		1,527,368

Technology Hardware, Storage & Peripherals - 5.57%
Stratasys Ltd.A	68,798	1,239,052

Total Information Technology		6,024,105

Total Common Stocks (Cost $23,629,503)		21,618,028

SHORT-TERM INVESTMENTS - 4.67% (Cost $1,039,174)

Investment Companies - 4.67%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	1,039,174	1,039,174

SECURITIES LENDING COLLATERAL - 3.50% (Cost $777,232)

Investment Companies - 3.50%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	777,232	777,232

TOTAL INVESTMENTS - 105.37% (Cost $25,445,909)		23,434,434
LIABILITIES, NET OF OTHER ASSETS - (5.37%)		(1,193,271)

TOTAL NET ASSETS - 100.00%		$22,241,163

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

E Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $141,880 or 0.64% of net assets.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$21,476,148	$141,880	$-	$21,618,028
Short-Term Investments	1,039,174	-	-	1,039,174
Securities Lending Collateral	777,232	-	-	777,232

Total Investments in Securities - Assets	$23,292,554	$141,880	$-	$23,434,434

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

December 31, 2018 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$21,618,028
Investments in affiliated securities, at fair value‡	1,816,406
Dividends and interest receivable	1,821
Receivable for fund shares sold	312,935
Receivable for tax reclaims	280
Receivable for expense reimbursement (Note 2)	22,057
Prepaid expenses	107,170

Total assets	23,878,697

Liabilities:
Payable for fund shares redeemed	779,045
Management and sub-advisory fees payable (Note 2)	19,283
Service fees payable (Note 2)	1,718
Transfer agent fees payable (Note 2)	1,274
Payable upon return of securities loaned (Note 8)§	777,232
Custody and fund accounting fees payable	2,203
Professional fees payable	56,391
Payable for prospectus and shareholder reports	201
Other liabilities	187

Total liabilities	1,637,534

Net assets	$22,241,163

Analysis of net assets:
Paid-in-capital	$23,136,477
Total distributable earnings (deficits)A	(895,314)

Net assets	$22,241,163

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	158,540

Y Class	870,500

Investor Class	481,359

Net assets:
Institutional Class	$2,343,047

Y Class	$12,836,211

Investor Class	$7,061,905

Net asset value, offering and redemption price per share:
Institutional Class	$14.78

Y Class	$14.75

Investor Class	$14.67

† Cost of investments in unaffiliated securities	$23,629,503
‡ Cost of investments in affiliated securities	$1,816,406
§ Fair value of securities on loan	$753,227

AThe Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the period ended December 31, 2018 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$389,885
Dividend income from affiliated securities (Note 7)	9,576
Income derived from securities lending (Note 8)	18,044

Total investment income	417,505

Expenses:
Management and sub-advisory fees (Note 2)	116,068
Transfer agent fees:
Institutional Class (Note 2)	252
Y Class (Note 2)	9,433
Investor Class	733
Custody and fund accounting fees	15,101
Professional fees	54,220
Registration fees and expenses	23,501
Service fees (Note 2):
Investor Class	12,891
Prospectus and shareholder report expenses	4,546
Trustee fees (Note 2)	625
Other expenses	7,918

Total expenses	245,288

Net fees waived and expenses (reimbursed) (Note 2)	(94,247)

Net expenses	151,041

Net investment income	266,464

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	937,903
Foreign currency transactions	(13)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	(5,267,926)
Foreign currency transactions	(3)

Net (loss) from investments	(4,330,039)

Net (decrease) in net assets resulting from operations	$(4,063,575)

† Foreign taxes	$205

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$266,464	$(11,385)
Net realized gain from investments in unaffiliated securities, and foreign currency transactions	937,890	1,572,428
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and foreign currency transactions	(5,267,929)	2,516,596

Net increase (decrease) in net assets resulting from operations	(4,063,575)	4,077,639

Distributions to shareholders:
Net investment income:
Institutional Class	-	(26,679)
Y Class	-	(16,074)
Investor Class	-	(18,772)
Net realized gain from investments:
Institutional Class	-	(140,437)
Y Class	-	(84,610)
Investor Class	-	(98,701)
Total retained earnings:*
Institutional Class	(142,278)	-
Y Class	(764,186)	-
Investor Class	(482,172)	-

Net distributions to shareholders	(1,388,636)	(385,273)

Capital share transactions (Note 10):
Proceeds from sales of shares	16,444,486	20,034,082
Reinvestment of dividends and distributions	1,386,473	381,774
Cost of shares redeemed	(14,585,866)	(4,500,822)

Net increase in net assets from capital share transactions	3,245,093	15,915,034

Net increase (decrease) in net assets	(2,207,118)	19,607,400

Net assets:
Beginning of period	24,448,281	4,840,881

End of period	$22,241,163	$24,448,281

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

See accompanying notes

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2018, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Consolidation of Subsidiaries

The American Beacon Cayman Transformational Innovation Company, Ltd. (the “Cayman Subsidiary”) and American Beacon Delaware Transformational Innovation Corporation (the “Delaware Subsidiary”), wholly-owned and controlled subsidiaries (together, the “Subsidiaries”) closed on October 1, 2018 and October 25, 2018 respectively. Hence there was no consolidation of the Subsidiaries for the period ended December 31, 2018.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Distributions from Bitcoin Cash and Bitcoin Gold

The Manager continues to monitor public filings, press releases and communications with the Sponsor for any news related to additional Forks in the blockchain and the Sponsor’s participation in such Forks. As of December 31, 2018, the Fund did not hold any units of the Bitcoin Investment Trust.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$46,411
Sub-Advisor Fees	0.55%	69,657

Total	0.90%	$116,068

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended December 31, 2018, the Manager received securities lending fees of $1,667 for the securities lending activities of the Fund.

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$8,423

As of December 31, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$1,163

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2018, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
ARK Transformational Innovation	$477	$952	$1,429

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2018, the Fund borrowed on average $1,055,587 for 2 days at an average interest rate of 2.91% with interest charges of $168. These amounts are recorded as “Other expenses” in the Statement of Operations.

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	Institutional	0.99%	$14,980	$-	2021
ARK Transformational Innovation	Y	1.09%	48,980	-	2021
ARK Transformational Innovation	Investor	1.37%	30,287	-	2021

Of these amounts, $22,057 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2018.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$-	$141,632	$-	2020
ARK Transformational Innovation	-	468,018	-	2021

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an unaffiliated significant ownership of approximately 5% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Non-Diversification Risk

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies.

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Tax Risk

To qualify as a RIC and receive the “modified pass-through” tax treatment accorded thereto (as described in the SAI), the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under Subchapter M. Although qualifying income does not include income derived directly from commodities – the IRS has ruled that bitcoin is “property,” which thus could be considered a commodity, and the Fund, therefore will restrict its gross income from direct investments therein (including shares of the Bitcoin Investment Trust) to a maximum of 10% of its gross income for each taxable year – the Fund’s investment in the Subsidiaries is expected to provide the Fund with indirect exposure to the Bitcoin Investment Trust within the limitations of the federal tax requirements of Subchapter M.

The IRS issued a large number of private letter rulings (which the Fund may not cite as precedent) from 2006 through 2011 that income a RIC derives from a wholly owned foreign subsidiary (a “controlled foreign corporation” or “CFC”) (such as the Cayman Subsidiary) that earns income derived from commodities – the IRS has ruled that bitcoin is “property,” which thus could be considered a commodity – is qualifying income. However, proposed Treasury regulations published on September 28, 2016, would limit qualifying income for a RIC from a CFC to distributions the CFC makes to the RIC out of its associated earnings and profits for the applicable taxable year. Although the Fund currently expects to receive distributions from the Cayman Subsidiary out of such earnings and profits each taxable year, if in one or more taxable years the Fund did not receive distributions thereof (or received less than all of same) or the IRS concluded that the amounts it did receive were not “distributions” for federal income tax purposes, the Fund might have difficulty in those years satisfying the source-of-income requirement to qualify as a RIC. Additional information regarding the federal income tax treatment by a RIC of income from a CFC is included in the “Tax Information” section of the SAI. The federal income tax treatment of the Fund’s income from the Cayman Subsidiary may be materially adversely affected by future legislation, the final version of the above mentioned proposed regulations or of other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing or recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions the Fund makes. If the Fund were unable to qualify as a RIC for one or more taxable years, it would incur potentially significant federal income tax expense. In certain such instances, its income available for distribution to shareholders would be reduced and all such distributions from current or accumulated earnings and profits would be taxable to them as dividend income.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$777,232	$-	$-	$-	$777,232

Total Borrowings	$777,232	$-	$-	$-	$777,232

Gross amount of recognized liabilities for securities lending transactions					$777,232

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$26,119,538	$1,359,591	$(4,044,695)	$(2,685,104)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2018, the Fund did not have any capital loss carryforwards.

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$15,652,579	$13,216,674

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2018 are as follows:

Fund	Type of Transaction	June 30, 2018 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
ARK Transformational Innovation	Direct	$741,158	$12,164,744	$11,866,728	$1,039,174	$9,576
ARK Transformational Innovation	Securities Lending	2,919,466	18,690,912	20,857,646	777,232	N/A

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$753,227	$777,232	$-	$777,232

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2018, the Fund did not utilize this facility.

26

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
ARK Transformational Innovation Fund
Shares sold	27,700	$510,816	121,016	$2,224,632
Reinvestment of dividends	9,765	142,277	10,278	167,117
Shares redeemed	(290,219)	(5,633,201)	-	(3)

Net increase (decrease) in shares outstanding	(252,754)	$(4,980,108)	131,294	$2,391,746

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
ARK Transformational Innovation Fund
Shares sold	526,077	$9,355,764	542,353	$8,991,190
Reinvestment of dividends	52,436	762,415	6,000	97,436
Shares redeemed	(240,443)	(4,114,653)	(27,847)	(457,807)

Net increase in shares outstanding	338,070	$6,003,526	520,506	$8,630,819

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
ARK Transformational Innovation Fund
Shares sold	358,835	$6,577,906	529,735	$8,818,260
Reinvestment of dividends	33,295	481,781	7,231	117,221
Shares redeemed	(284,137)	(4,838,012)	(247,935)	(4,043,012)

Net increase in shares outstanding	107,993	$2,221,675	289,031	$4,892,469

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	January 27, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$18.60		$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.06	(0.03)
Net gains (losses) on investments (both realized and unrealized)	(2.91)		6.25	2.90

Total income (loss) from investment operations	(2.86)		6.31	2.87

Less distributions:
Dividends from net investment income	-		(0.09)	-
Distributions from net realized gains	(0.96)		(0.49)	-

Total distributions	(0.96)		(0.58)	-

Net asset value, end of period	$14.78		$18.60	$12.87

Total returnB	(15.29	)%C	49.76%	28.70	%C

Ratios and supplemental data:
Net assets, end of period	$2,343,047		$7,650,448	$3,603,636
Ratios to average net assets:
Expenses, before reimbursements	1.78	%D	4.74%	10.29	%D
Expenses, net of reimbursementsE	1.01	%D	1.02%	0.99	%D
Net investment income (loss), before expense reimbursements	0.57	%D	(3.59)%	(10.01	)%D
Net investment income (loss), net of reimbursements	1.34	%D	0.14%	(0.70	)%D
Portfolio turnover rate	55	%C	59%	28	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

28

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		January 27, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$18.57		$12.87		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.18		(0.02	)B	(0.03)
Net gains (losses) on investments (both realized and unrealized)	(3.04)		6.30		2.90

Total income (loss) from investment operations	(2.86)		6.28		2.87

Less distributions:
Dividends from net investment income	-		(0.09)		-
Distributions from net realized gains	(0.96)		(0.49)		-

Total distributions	(0.96)		(0.58)		-

Net asset value, end of period	$14.75		$18.57		$12.87

Total returnC	(15.31)%		49.52%		28.70	%D

Ratios and supplemental data:
Net assets, end of period	$12,836,211		$9,887,450		$153,410
Ratios to average net assets:
Expenses, before reimbursements	1.89	%E	4.84%		14.30	%E
Expenses, net of reimbursementsF	1.10	%E	1.12%		1.09	%E
Net investment income (loss), before expense reimbursements	1.46	%E	(3.85)%		(14.01	)%E
Net investment income (loss), net of reimbursements	2.25	%E	(0.13)%		(0.81	)%E
Portfolio turnover rate	55	%D	59%		28	%C

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

29

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018		January 27, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$18.51		$12.85		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.23		(0.06	)B	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(3.11)		6.30		2.87

Total income (loss) from investment operations	(2.88)		6.24		2.85

Less distributions:
Dividends from net investment income	-		(0.09)		-
Distributions from net realized gains	(0.96)		(0.49)		-

Total distributions	(0.96)		(0.58)		-

Net asset value, end of period	$14.67		$18.51		$12.85

Total returnC	(15.47	)%D	49.28%		28.50	%D

Ratios and supplemental data:
Net assets, end of period	$7,061,905		$6,910,383		$1,083,835
Ratios to average net assets:
Expenses, before reimbursements	2.05	%E	4.96%		12.53	%E
Expenses, net of reimbursementsF	1.39	%E	1.40%		1.37	%E
Net investment income (loss), before expense reimbursements	1.55	%E	(3.92)%		(12.37	)%E
Net investment income (loss), net of reimbursements	2.22	%E	(0.36)%		(1.21	)%E
Portfolio turnover rate	55	%D	59%		28	%C

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

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32

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/18

American Beacon®
FUNDS

2018 SEMI-ANNUAL REPORT

December 31, 2018

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

SHAPIRO EQUITY OPPORTUNITIES FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SHAPIRO SMID CAP EQUITY FUND

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund participates in a securities lending program. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Shapiro Equity Opportunities Fund (the “Fund”) returned -13.95% for the six months ended December 31, 2018. The Fund underperformed the Russell 3000 Index (the “Index”) return of -8.20% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 09/12/2017
Institutional Class (1,3)	SHXIX	(13.73)%	(9.32)%	(1.89)%
Y Class (1,3)	SHXYX	(13.81)%	(9.32)%	(1.89)%
Investor Class (1,3)	SHXPX	(13.95)%	(9.70)%	(2.27)%

Russell 3000® Index (2)		(8.20)%	(5.24)%	1.64%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-9687-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving was lower than actual returns shown since inception.

2.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Russell 3000 Index is a registered trademark of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 2.83%, 2.79% and 4.90%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The majority of the fund’s underperformance for the six months ending December 31, 2018 was attributed to security selection in the Consumer Discretionary and Industrials sectors. In the Consumer Discretionary sector, Hanesbrands, Inc. (down 39.7%), and Caesars Entertainment (down 34.9%) were the largest detractors. In the Industrials sector, Maxar Technologies Ltd. (down 67.4%) detracted from performance. The aforementioned underperformance was somewhat offset by security selection in the Health Care sector. Positions in Merck + Co., Inc. (up 26.0%) and Pfizer, Inc. (up 22.0%) contributed positively to relative performance.

From a sector allocation perspective, a significant underweight allocation to both the Health Care and Consumer Staples sectors detracted from performance relative to the Index.

Looking ahead, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

2

American Beacon Shapiro Equity Opportunities FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
FireEye, Inc.		6.3
First Data Corp.		6.2
Lions Gate Entertainment Corp.		6.0
Axalta Coating Systems Ltd.		5.9
Walt Disney Co.		5.8
Apple, Inc.		5.7
Regions Financial Corp.		5.7
Bank of America Corp.		5.6
Hanesbrands, Inc.		5.5
Caesars Entertainment Corp.		5.4

Total Fund Holdings	23

Sector Allocation (% Equities)
Information Technology		26.1
Communication Services		18.5
Consumer Discretionary		15.9
Financials		11.5
Materials		10.2
Industrials		5.9
Health Care		5.0
Energy		4.9
Exchange-Traded Funds		2.0

3

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon Shapiro SMID Cap Equity Fund (the “Fund”) returned -20.73% for the six months ended December 31, 2018. The Fund underperformed the Russell 2500 Index (the “Index”) return of -14.66% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 09/12/2017
Institutional Class (1,3)	SHDIX	(20.59)%	(16.56)%	(7.41)%
Y Class (1,3)	SHDYX	(20.68)%	(16.58)%	(7.49)%
Investor Class (1,3)	SHDPX	(20.73)%	(16.78)%	(7.72)%

Russell 2500® Index (2)		(14.66)%	(10.00)%	(1.71)%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception.

2.

The Russell 2500® Index is an unmanaged index that measures the performance of the small to mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2500 Index and the Russell 3000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 4.33%, 5.70%, and 6.13%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection. This was slightly offset by sector allocation which contributed positively to relative performance.

Most of the Fund’s underperformance related to security selection was attributed to holdings in the Industrials and Consumer Discretionary sectors. In the Industrials sector, positions in Maxar Technologies Ltd. (down 75.7%) and BWX Technologies, Inc. (down 25.1%) were the largest detractors. In the Consumer Discretionary sector, Hanesbrands, Inc. (down 41.1%) and Caesars Entertainment Corp. (down 34.2%) detracted from performance. The aforementioned underperformance was somewhat offset by security selection in the Information Technology sector. Ciena Corp. (up 28.0%) and Fireeye, Inc. (up 6.4%) were the largest contributors to performance.

From a sector allocation perspective, overweighting the Information Technology sector, one of the top-performing sectors, (down 9.3%) added value relative to the Index. Additionally, underweighting the Industrials sector (down 15.0%) contributed positively to performance. Offsetting some of the gains was an overweight allocation to the Materials sector (down 20.4%), which detracted from relative performance.

Looking forward, the Fund’s sub-advisor will continue to employ a team-oriented investment process that is driven by deep fundamental research in a concentrated, value-oriented approach.

4

American Beacon Shapiro SMID Cap Equity FundSM

Performance Overview

December 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
FireEye, Inc.		5.4
Caesars Entertainment Corp.		5.3
Graphic Packaging Holding Co.		5.2
Axalta Coating Systems Ltd.		5.1
Hanesbrands, Inc.		5.0
Lions Gate Entertainment Corp.		5.0
First Data Corp., Class A		4.9
Regions Financial Corp.		4.9
AMC Networks, Inc.		4.8
BWX Technologies, Inc.		4.8

Total Fund Holdings	26

Sector Allocation (% Equities)
Information Technology		27.9
Materials		19.0
Communication Services		17.6
Consumer Discretionary		14.2
Industrials		8.4
Financials		5.1
Energy		3.9
Health Care		3.9

5

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

December 31, 2018 (Unaudited)

American Beacon Shapiro Equity Opportunities Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$862.70	$3.71
Hypothetical**	$1,000.00	$1,021.22	$4.02
Y Class
Actual	$1,000.00	$861.90	$4.18
Hypothetical**	$1,000.00	$1,020.72	$4.53
Investor Class
Actual	$1,000.00	$861.30	$5.49
Hypothetical**	$1,000.00	$1,019.31	$5.96

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.89%, and 1.17% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Shapiro SMID Cap Equity Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$794.10	$4.02
Hypothetical**	$1,000.00	$1,020.72	$4.53
Y Class
Actual	$1,000.00	$793.20	$4.52
Hypothetical**	$1,000.00	$1,020.16	$5.09
Investor Class
Actual	$1,000.00	$792.70	$5.74
Hypothetical**	$1,000.00	$1,018.80	$6.46

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 1.00%, and 1.27% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.70%

Communication Services - 18.29%

Entertainment - 13.44%
Lions Gate Entertainment Corp., Class B	239,600	$3,565,248
Live Nation Entertainment, Inc.A	20,400	1,004,700
Walt Disney Co.	31,500	3,453,975

		8,023,923

Media - 4.85%
CBS Corp., Class B, NVDR	66,300	2,898,636

Total Communication Services		10,922,559

Consumer Discretionary - 15.73%

Automobiles - 4.85%
General Motors Co.	86,600	2,896,770

Hotels, Restaurants & Leisure - 5.37%
Caesars Entertainment Corp.A B	472,600	3,208,954

Textiles, Apparel & Luxury Goods - 5.51%
Hanesbrands, Inc.	262,400	3,287,872

Total Consumer Discretionary		9,393,596

Energy - 4.79%

Oil, Gas & Consumable Fuels - 4.79%
Devon Energy Corp.	95,100	2,143,554
WPX Energy, Inc.A	63,000	715,050

		2,858,604

Total Energy		2,858,604

Financials - 11.29%

Banks - 11.29%
Bank of America Corp.	136,400	3,360,896
Regions Financial Corp.	253,000	3,385,140

		6,746,036

Total Financials		6,746,036

Health Care - 4.96%

Pharmaceuticals - 4.96%
Merck & Co., Inc.	38,800	2,964,708

Industrials - 5.83%

Aerospace & Defense - 5.83%
BWX Technologies, Inc.	50,700	1,938,261
Maxar Technologies Ltd.	129,300	1,546,428

		3,484,689

Total Industrials		3,484,689

Information Technology - 25.78%

Electronic Equipment, Instruments & Components - 4.08%
Corning, Inc.	80,600	2,434,926

IT Services - 6.19%
First Data Corp., Class AA	218,800	3,699,908

See accompanying notes

8

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.70% (continued)

Information Technology - 25.78% (continued)

Semiconductors & Semiconductor Equipment - 3.48%
Entegris, Inc.	74,525	$2,078,875

Software - 6.35%
FireEye, Inc.A	233,800	3,789,898

Technology Hardware, Storage & Peripherals - 5.68%
Apple, Inc.	21,525	3,395,353

Total Information Technology		15,398,960

Materials - 10.03%

Chemicals - 6.86%
Axalta Coating Systems Ltd.A	150,900	3,534,078
Mosaic Co.	19,300	563,753

		4,097,831

Containers & Packaging - 3.17%
Graphic Packaging Holding Co.	177,800	1,891,792

Total Materials		5,989,623

Total Common Stocks (Cost $70,264,778)		57,758,775

EXCHANGE-TRADED INSTRUMENTS - 2.01% (Cost $1,289,739)

Exchange-Traded Funds - 2.01%
SPDR S&P 500 ETF Trust	4,800	1,199,616

SHORT-TERM INVESTMENTS - 0.32% (Cost $190,718)

Investment Companies - 0.32%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	190,718	190,718

SECURITIES LENDING COLLATERAL - 4.69% (Cost $2,799,545)

Investment Companies - 4.69%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	2,799,545	2,799,545

TOTAL INVESTMENTS - 103.72% (Cost $74,544,780)		61,948,654
LIABILITIES, NET OF OTHER ASSETS - (3.72%)		(2,217,969)

TOTAL NET ASSETS - 100.00%		$59,730,685

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ETF - Exchange-Traded Fund.

NVDR - Non Voting Depositary Receipt.

SPDR - Standard & Poor’s Depositary Receipt.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

9

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$57,758,775	$-	$-	$57,758,775
Exchange-Traded Instruments	1,199,616	-	-	1,199,616
Short-Term Investments	190,718	-	-	190,718
Securities Lending Collateral	2,799,545	-	-	2,799,545

Total Investments in Securities - Assets	$61,948,654	$-	$-	$61,948,654

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.89%

Communication Services - 17.08%

Entertainment - 12.26%
IMAX Corp.A	12,000	$225,720
Liberty Media Corp-Liberty BravesA	2,400	59,736
Lions Gate Entertainment Corp., Class B	18,200	270,816
Live Nation Entertainment, Inc.A	2,300	113,275

		669,547

Media - 4.82%
AMC Networks, Inc., Class AA	4,800	263,424

Total Communication Services		932,971

Consumer Discretionary - 13.81%

Hotels, Restaurants & Leisure - 5.28%
Caesars Entertainment Corp.A B	42,500	288,575

Leisure Products - 3.55%
Acushnet Holdings Corp.	9,200	193,844

Textiles, Apparel & Luxury Goods - 4.98%
Hanesbrands, Inc.	21,700	271,901

Total Consumer Discretionary		754,320

Energy - 3.79%

Oil, Gas & Consumable Fuels - 3.79%
SemGroup Corp., Class A	4,400	60,632
WPX Energy, Inc.A	12,900	146,415

		207,047

Total Energy		207,047

Financials - 4.95%

Banks - 4.95%
Regions Financial Corp.	20,200	270,276

Health Care - 3.74%

Health Care Technology - 3.74%
Allscripts Healthcare Solutions, Inc.A	21,200	204,368

Industrials - 8.09%

Aerospace & Defense - 8.09%
BWX Technologies, Inc.	6,900	263,787
Maxar Technologies Ltd.	14,915	178,383

		442,170

Total Industrials		442,170

Information Technology - 26.99%

Communications Equipment - 3.29%
Ciena Corp.A	5,300	179,723

Electronic Equipment, Instruments & Components - 0.49%
Knowles Corp.A	2,000	26,620

IT Services - 8.26%
First Data Corp., Class AA	15,700	265,487

See accompanying notes

11

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.89% (continued)

Information Technology - 26.99% (continued)

IT Services - 8.26% (continued)
GreenSky, Inc., Class AA	19,400	$185,658

		451,145

Semiconductors & Semiconductor Equipment - 6.57%
Entegris, Inc.	7,600	212,002
Versum Materials, Inc.	5,300	146,916

		358,918

Software - 8.38%
ChannelAdvisor Corp.A	14,500	164,575
FireEye, Inc.A	18,100	293,401

		457,976

Total Information Technology		1,474,382

Materials - 18.44%

Chemicals - 9.84%
Axalta Coating Systems Ltd.A	11,800	276,356
Valvoline, Inc.	13,500	261,225

		537,581

Containers & Packaging - 5.16%
Graphic Packaging Holding Co.	26,500	281,960

Metals & Mining - 3.44%
Compass Minerals International, Inc.	4,500	187,605

Total Materials		1,007,146

Total Common Stocks (Cost $6,542,100)		5,292,680

SHORT-TERM INVESTMENTS - 2.83% (Cost $154,527)

Investment Companies - 2.83%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	154,527	154,527

SECURITIES LENDING COLLATERAL - 4.18% (Cost $228,095)

Investment Companies - 4.18%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%C D	228,095	228,095

TOTAL INVESTMENTS - 103.90% (Cost $6,924,722)		5,675,302
LIABILITIES, NET OF OTHER ASSETS - (3.90%)		(212,837)

TOTAL NET ASSETS - 100.00%		$5,462,465

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at December 31, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

12

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,292,680	$-	$-	$5,292,680
Short-Term Investments	154,527	-	-	154,527
Securities Lending Collateral	228,095	-	-	228,095

Total Investments in Securities - Assets	$5,675,302	$-	$-	$5,675,302

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$58,958,391	$5,292,680
Investments in affiliated securities, at fair value‡	2,990,263	382,622
Cash	29,784	2,975
Dividends and interest receivable	141,788	5,396
Receivable for fund shares sold	393,145	-
Receivable for expense reimbursement (Note 2)	24,839	14,732
Prepaid expenses	57,272	28,422

Total assets	62,595,482	5,726,827

Liabilities:
Payable for investments purchased	-	6,221
Payable for fund shares redeemed	4,646	-
Management and sub-advisory fees payable (Note 2)	40,911	3,530
Service fees payable (Note 2)	95	125
Transfer agent fees payable (Note 2)	1,959	193
Payable upon return of securities loaned (Note 8)§	2,799,545	228,095
Custody and fund accounting fees payable	344	344
Professional fees payable	16,485	20,683
Payable for prospectus and shareholder reports	-	2,445
Other liabilities	812	2,726

Total liabilities	2,864,797	264,362

Net assets	$59,730,685	$5,462,465

Analysis of net assets:
Paid-in-capital	$71,735,746	$6,671,547
Total distributable earnings (deficits)A	(12,005,061)	(1,209,082)

Net assets	$59,730,685	$5,462,465

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,442,533	569,311

Y Class	1,825,533	20,730

Investor Class	53,241	70,818

Net assets:
Institutional Class	$41,979,489	$4,708,635

Y Class	$17,250,794	$171,274

Investor Class	$500,402	$582,556

Net asset value, offering and redemption price per share:
Institutional Class	$9.45	$8.27

Y Class	$9.45	$8.26

Investor Class	$9.40	$8.23

† Cost of investments in unaffiliated securities	$71,554,517	$6,542,100
‡ Cost of investments in affiliated securities	$2,990,263	$382,622
§ Fair value of securities on loan	$2,715,559	$221,252

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2018 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$700,355	$38,495
Dividend income from affiliated securities (Note 7)	27,385	1,640
Income derived from securities lending (Note 8)	3,682	459

Total investment income	731,422	40,594

Expenses:
Management and sub-advisory fees (Note 2)	269,524	22,400
Transfer agent fees:
Institutional Class (Note 2)	895	466
Y Class (Note 2)	11,567	97
Investor Class	553	548
Custody and fund accounting fees	11,385	9,007
Professional fees	21,993	21,020
Registration fees and expenses	46,905	33,649
Service fees (Note 2):
Investor Class	5,727	6,173
Prospectus and shareholder report expenses	3,737	3,263
Trustee fees (Note 2)	1,598	158
Other expenses	2,665	1,836

Total expenses	376,549	98,617

Net fees waived and expenses (reimbursed) (Note 2)	(57,999)	(70,712)

Net expenses	318,550	27,905

Net investment income	412,872	12,689

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	1,864,099	290,083
Commission recapture (Note 1)	58,671	3,155
Foreign currency transactions	(536)	(263)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(13,133,994)	(1,628,073)

Net (loss) from investments	(11,211,760)	(1,335,098)

Net (decrease) in net assets resulting from operations	$(10,798,888)	$(1,322,409)

† Foreign taxes	$9,767	$1,132

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

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American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund			Shapiro SMID Cap Equity Fund
	Six Months Ended December 31, 2018	September 12, 2017A to June 30, 2018		Six Months Ended December 31, 2018	September 12, 2017A to June 30, 2018
	(unaudited)			(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$412,872	$44,143		$12,689	$2,645
Net realized gain from investments in unaffiliated securities, commission recapture, and foreign currency transactions	1,922,234	149,703		292,975	184,967
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(13,133,994)	537,868		(1,628,073)	378,653

Net increase (decrease) in net assets resulting from operations	(10,798,888)	731,714		(1,322,409)	566,265

Distributions to shareholders:
Net investment income:
Institutional Class	-	(5,619)		-	-
Y Class	-	(159)		-	-
Investor Class	-	(214)		-	-
Net realized gain from investments:
Institutional Class	-	(282)		-	-
Y Class	-	(8)		-	-
Investor Class	-	(11)		-	-
Total retained earnings: *
Institutional Class	(1,211,245)	-		(391,569)	-
Y Class	(707,549)	-		(14,218)	-
Investor Class	(12,800)	-		(47,151)	-

Net distributions to shareholders	(1,931,594)	(6,293)		(452,938)	-

Capital share transactions (Note 10):
Proceeds from sales of shares	7,498,777	70,166,173		1,184,636	2,486,584
Reinvestment of dividends and distributions	1,931,594	6,293		452,938	-
Cost of shares redeemed	(7,366,014)	(3,501,077)		(93,387)	(359,224)

Net increase in net assets from capital share transactions	2,064,357	66,671,389		1,544,187	2,127,360

Net increase (decrease) in net assets	(10,666,125)	67,396,810		(231,160)	2,693,625

Net assets:
Beginning of period	70,396,810	3,000,000	B	5,693,625	3,000,000	B

End of period	$59,730,685	$70,396,810		$5,462,465	$5,693,625

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

A Commencement of operations.
B Seed capital.

See accompanying notes

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended, (the “Act”), as non-diversified, open-end management investment companies. As of December 31, 2018, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU was effective for fiscal years beginning after December 15, 2018 The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Organization and Offering Costs

Organizational costs consist of the costs of forming the Funds, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Funds’ registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Funds’ expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedule:

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Shapiro Equity Opportunities Fund

First $250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2018 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$134,866
Sub-Advisor Fees	0.35%	134,658

Total	0.70%	$269,524

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$10,480
Sub-Advisor Fees	0.40%	11,920

Total	0.75%	$22,400

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended December 31, 2018, the Manager received securities lending fees of $619 and $66 for the securities lending activities of the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Funds. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Funds.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shaprio Equity Opportunities	$11,937
Shapiro SMID Cap Equity	468

As of December 31, 2018, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shaprio Equity Opportunities	$1,959
Shapiro SMID Cap Equity	55

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2018, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Shaprio Equity Opportunities	$1,424	$1,211	$2,635
Shapiro SMID Cap Equity	84	117	201

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2018, the Shapiro Equity Opportunities Fund borrowed $1,355,924 for 1 day at an interest rate of 3.06% with interest charges of $114. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended December 31, 2018, the Shapiro SMID Cap Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses
Shaprio Equity Opportunities	Institutional	0.79%	$35,271	$-	2021
Shaprio Equity Opportunities	Y	0.89%	16,811	-	2021
Shaprio Equity Opportunities	Investor	1.17%	5,917	-	2021
Shapiro SMID Cap Equity	Institutional	0.89%	55,940	-	2021
Shapiro SMID Cap Equity	Y	0.99%	2,242	-	2021
Shapiro SMID Cap Equity	Investor	1.27%	12,530	-	2021

Of these amounts, $24,839 and $14,732 were disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at December 31, 2018 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Funds did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2018, based on management’s evaluation of the shareholder account base, two accounts have been identified as representing an unaffiliated significant ownership of approximately 57% for the Shapiro Equity Opportunities Fund and one account has been identified as representing an affiliated significant ownership of approximately 46% for the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and

22

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and OTC options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

24

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Non-Voting Depositary Receipts

Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary

25

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and

26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

Shapiro Equity Opportunities Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,799,545	$-	$-	$-	$2,799,545

Total Borrowings	$2,799,545	$-	$-	$-	$2,799,545

Gross amount of recognized liabilities for securities lending transactions					$2,799,545

Shapiro SMID Cap Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$228,095	$-	$-	$-	$228,095

Total Borrowings	$228,095	$-	$-	$-	$228,095

Gross amount of recognized liabilities for securities lending transactions					$228,095

6.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2018 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shaprio Equity Opportunities	$769,846	$1,237,815	$(14,059,007)	$(12,821,192)
Shapiro SMID Cap Equity	6,931,590	131,559	(1,387,847)	(1,256,288)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2018, the Funds did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shaprio Equity Opportunities	$44,661,901	$27,222,347
Shapiro SMID Cap Equity	2,805,984	1,801,755

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2018 were as follows:

Fund	Type of Transaction	June 30, 2018 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
Shapiro Equity Opportunities	Direct	$4,720,491	$29,288,341	$33,818,114	$190,718	$27,385
Shapiro Equity Opportunities	Securities Lending	-	29,821,207	27,021,662	2,799,545	N/A
Shapiro SMID Cap Equity	Direct	108,004	2,129,500	2,082,977	154,527	1,640
Shapiro SMID Cap Equity	Securities Lending	248,939	2,694,714	2,715,558	228,095	N/A

8.   Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

29

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Shaprio Equity Opportunities	$2,715,559	$2,799,545	$	-	$2,799,545
Shapiro SMID Cap Equity	221,252	228,095		-	228,095

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 15, 2018, the Funds (the “Effective Date”), along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

30

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2018, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares		Amount
Shares sold	452,164	$5,081,362	4,171,644	B	$44,283,809	B
Reinvestment of dividends	130,945	1,211,245	547		5,901
Shares redeemed	(19,426)	(218,295)	(293,341)		(3,324,098)

Net increase in shares outstanding	563,683	$6,074,312	3,878,850		$40,965,612

	Y Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares		Amount
Shares sold	170,307	$1,983,644	2,348,499	B	$25,754,034	B
Reinvestment of dividends	76,493	707,549	15		167
Shares redeemed	(759,766)	(7,107,097)	(10,015)		(113,876)

Net increase (decrease) in shares outstanding	(512,966)	$(4,415,904)	2,338,499		$25,640,325

	Investor Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares		Amount
Shares sold	39,945	$433,771	22,070	B	$128,330	B
Reinvestment of dividends	1,391	12,800	21		225
Shares redeemed	(4,159)	(40,622)	(6,027)		(63,103)

Net increase in shares outstanding	37,177	$405,949	16,064		$65,452

	Institutional Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares		Amount
Shares sold	72,678	$725,590	449,932	B	$1,783,380	B
Reinvestment of dividends	48,885	391,569	-		-
Shares redeemed	(2,184)	(17,495)	-		-

Net increase in shares outstanding	119,379	$1,099,664	449,932		$1,783,380

31

American Beacon FundsSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

	Y Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares		Amount
Shares sold	1,206	$9,453	49,895	B	$449,955	B
Reinvestment of dividends	1,777	14,218	-		-
Shares redeemed	(1,206)	(9,791)	(30,942)		(339,128)

Net increase in shares outstanding	1,777	$13,880	18,953		$110,827

	Investor Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares		Amount
Shares sold	40,280	$449,593	33,037	B	$253,249	B
Reinvestment of dividends	5,916	47,151	-		-
Shares redeemed	(6,451)	(66,101)	(1,964)		(20,096)

Net increase in shares outstanding	39,745	$430,643	31,073		$233,153

A	Commencement of operations.
B

Seed capital was received on September 12, 2017 in the amount of $2,800,000, $100,000, and $100,000 for the Institutional, Y, and Investor Classes, respectively. As a result, shares were issued in the amounts of 280,000, 10,000, and 10,000 for the Institutional, Y, and Investor Classes, respectively, for both Funds.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

32

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.29		$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.02
Net gains (losses) on investments (both realized and unrealized)	(1.62)		1.29

Total income (loss) from investment operations	(1.56)		1.31

Less distributions:
Dividends from net investment income	(0.07)		(0.02)
Distributions from net realized gains	(0.21)		(0.00	)B

Total distributions	(0.28)		(0.02)

Net asset value, end of period	$9.45		$11.29

Total returnC	(13.73	)%D	13.07	%D

Ratios and supplemental data:
Net assets, end of period	$41,979,489		$43,796,676
Ratios to average net assets:
Expenses, before reimbursements	0.94	%E	2.81	%E
Expenses, net of reimbursements	0.79	%E	0.79	%E
Net investment income (loss), before expense reimbursements	0.96	%E	(1.53	)%E
Net investment income, net of reimbursements	1.11	%E	0.49	%E
Portfolio turnover rate	39	%D	9	%D

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.30		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.03
Net gains (losses) on investments (both realized and unrealized)	(1.62)		1.29

Total income (loss) from investment operations	(1.57)		1.32

Less distributions:
Dividends from net investment income	(0.07)		(0.02)
Distributions from net realized gains	(0.21)		(0.00	)B

Total distributions	(0.28)		(0.02)

Net asset value, end of period	$9.45		$11.30

Total returnC	(13.81	)%D	13.17	%D

Ratios and supplemental data:
Net assets, end of period	$17,250,794		$26,419,367
Ratios to average net assets:
Expenses, before reimbursements	1.01	%E	2.77	%E
Expenses, net of reimbursements	0.89	%E	0.89	%E
Net investment income (loss), before expense reimbursements	0.89	%E	(0.79	)%E
Net investment income, net of reimbursements	1.00	%E	1.09	%E
Portfolio turnover rate	39	%D	9	%D

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

34

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.25		$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.02
Net gains (losses) on investments (both realized and unrealized)	(1.61)		1.25

Total income (loss) from investment operations	(1.57)		1.27

Less distributions:
Dividends from net investment income	(0.07)		(0.02)
Distributions from net realized gains	(0.21)		(0.00	)B

Total distributions	(0.28)		(0.02)

Net asset value, end of period	$9.40		$11.25

Total returnC	(13.87	)%D	12.67	%D

Ratios and supplemental data:
Net assets, end of period	$500,402		$180,767
Ratios to average net assets:
Expenses, before reimbursements	4.96	%E	4.88	%E
Expenses, net of reimbursements	1.17	%E	1.17	%E
Net investment (loss), before expense reimbursements	(2.83	)%E	(3.54	)%E
Net investment income, net of reimbursements	0.96	%E	0.17	%E
Portfolio turnover rate	39	%D	9	%D

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

35

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.39		$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.01
Net gains (losses) on investments (both realized and unrealized)	(2.39)		1.38

Total income (loss) from investment operations	(2.37)		1.39

Less distributions:
Dividends from net investment income	(0.04)		-
Distributions from net realized gains	(0.71)		-

Total distributions	(0.75)		-

Net asset value, end of period	$8.27		$11.39

Total returnB	(20.59	)%C	13.90	%C

Ratios and supplemental data:
Net assets, end of period	$4,708,635		$5,124,948
Ratios to average net assets:
Expenses, before reimbursements	3.08	%D	4.32	%D
Expenses, net of reimbursements	0.89	%D	0.89	%D
Net investment (loss), before expense reimbursements	(1.72	)%D	(3.34	)%D
Net investment income, net of reimbursements	0.47	%D	0.08	%D
Portfolio turnover rate	31	%C	22	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

36

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.39		$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.01
Net gains (losses) on investments (both realized and unrealized)	(2.40)		1.38

Total income (loss) from investment operations	(2.38)		1.39

Less distributions:
Dividends from net investment income	(0.04)		-
Distributions from net realized gains	(0.71)		-

Total distributions	(0.75)		-

Net asset value, end of period	$8.26		$11.39

Total returnB	(20.68	)%C	13.90	%C

Ratios and supplemental data:
Net assets, end of period	$171,274		$215,795
Ratios to average net assets:
Expenses, before reimbursements	3.16	%D	5.69	%D
Expenses, net of reimbursements	0.99	%D	0.99	%D
Net investment (loss), before expense reimbursements	(1.83	)%D	(4.47	)%D
Net investment income, net of reimbursements	0.34	%D	0.22	%D
Portfolio turnover rate	31	%C	22	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

37

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		September 12, 2017A to June 30, 2018

	(unaudited)
Net asset value, beginning of period	$11.36		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)
Net gains (losses) on investments (both realized and unrealized)	(2.39)		1.37

Total income (loss) from investment operations	(2.38)		1.36

Less distributions:
Dividends from net investment income	(0.04)		-
Distributions from net realized gains	(0.71)		-

Total distributions	(0.75)		-

Net asset value, end of period	$8.23		$11.36

Total returnB	(20.73	)%C	13.60	%C

Ratios and supplemental data:
Net assets, end of period	$582,556		$352,882
Ratios to average net assets:
Expenses, before reimbursements	5.14	%D	6.12	%D
Expenses, net of reimbursements	1.27	%D	1.27	%D
Net investment (loss), before expense reimbursements	(3.75	)%D	(5.09	)%D
Net investment income (loss), net of reimbursements	0.12	%D	(0.24	)%D
Portfolio turnover rate	31	%C	22	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

38

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39

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40

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/18

American Beacon® FUNDS

2018 SEMI-ANNUAL REPORT

December 31, 2018

TWENTYFOUR STRATEGIC INCOME FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on “Quick Links” and then “Register for E-Delivery.”

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

TWENTYFOUR STRATEGIC INCOME FUND

Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

December 2018, a month in which market volatility spiked and all major U.S. equity indexes declined, ending the year in negative territory, serves as a prime example of the importance of having a long-term investment perspective.

While long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should strive to accomplish the three Ds: direction, discipline and diversification.

▶   Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different types of investment categories and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your investment portfolio.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2018 (Unaudited)

The Investor Class of the American Beacon TwentyFour Strategic Income Fund (the “Fund”) returned -0.56% for the six-month period ended December 31, 2018, underperforming the Bloomberg Barclays Global Aggregate Index (the “Index”) return of 0.26% and the secondary index, the BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index, return of 1.15% for the same period.

Total Returns for the Period ended December 31, 2018

	Ticker	6 Months*	1 Year	Since Inception 04/03/2017
Institutional Class (1,3)	TFGIX	(0.32)%	(0.82)%	3.29%
Y Class (1,3)	TFGYX	(0.43)%	(0.92)%	3.18%
Investor Class (1,3)	TFGPX	(0.56)%	(1.26)%	2.86%
A Class with Sales Charge (1,3)	TFSAX	(4.17)%	(4.64)%	0.97%
A Class without Sales Charge (1,3)	TFSAX	(0.46)%	(0.95)%	3.21%
C Class with Sales Charge (1,3)	TFGCX	(1.57)%	(2.04)%	3.12%
C Class without Sales Charge (1,3)	TFGCX	(0.61)%	(1.11)%	3.12%
Ultra Class (1,3)	TFGUX	(0.43)%	(0.82)%	3.29%

Bloomberg Barclays Global Aggregate Index (2)		0.26%	(1.20)%	2.34%
BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (2)		1.15%	2.08%	1.69%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (at a yield equal to the current day fixing rate) and rolled into a new instrument. The Bloomberg Barclays Global Aggregate Index tracks the performance of global investment-grade debt, including treasury, government-related, corporate and securitized fixed-rate bonds, denominated in local currencies from developed and emerging markets issuers. Securities must have at least one year until final maturity, or average life as applicable, and must meet minimum issue size criteria. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C and Ultra Class shares were 1.74%, 1.78%, 2.16%, 1.36%, 2.06% and 1.73%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s underperformance was primarily a result of its lower duration and exposure to below investment-grade securities. The Fund’s weighted-average credit quality at period end was investment grade, but certain holdings in non-investment grade issuers underperformed during the period. Regarding currency, the Fund held positions denominated in local currencies in the UK, Europe and Australia; however, all foreign currency exposures were hedged back to the U.S. dollar.

The Fund’s short duration, at approximately 4.1 years during the period, was nearly half that of the Index, at approximately 7.0 years, and accounted for some of the underperformance. U.S. interest rates ended the period lower as domestic economic concerns mounted and international tensions grew. The U.S. Federal Reserve Bank raised interest rates twice during the period (0.25% each time), leaving the Fed Funds Rate in a range of 2.25% to 2.50%. Yet, by period end, market volatility and skepticism of global economic strength led to a sharp decline in U.S. interest rates and widening in credit spreads.

Markets were generally strong and resilient through October 2018, but as year-end neared, equity markets, trade tariffs, Brexit concerns and the US Federal Reserve overwhelmed investor appetite for risk and led to a flight to quality in long-term U.S. Treasuries.

2

American Beacon TwentyFour Strategic Income FundSM

Performance Overview

December 31, 2018 (Unaudited)

Among the Fund’s credit exposures, contingent convertible securities issued primarily by European financial institutions underperformed during the period as European markets, particularly the banking sector, ended on a weak note.

The Fund continued to maintain a higher yield at approximately 6.7%, than that of the Index, at approximately 2.0%. The Fund’s higher yield, coupled with its lower duration, reflected the sub-advisor’s investment process that incorporates top-down asset allocation and duration management with rigorous bottom-up credit analysis in a highly flexible approach that seeks to take advantage of prevailing market conditions. This team-based process has remained consistent since the Fund’s inception.

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.000%, Due 11/30/2019		7.8
U.S. Treasury Notes/Bonds, 1.875%, Due 12/31/2019		7.8
U.S. Treasury Notes/Bonds, 2.875%, Due 11/30/2025		5.3
Australia Government Bond, 3.250%, Due 4/21/2025, Series 139		5.2
Coventry Building Society, 6.375%, Due 11/1/2019, (5-Yr. GBP Swap + 4.113%)		2.8
Nationwide Building Society, Series CCDS		2.2
Oak Hill European Credit Partners III Ltd., 4.950%, Due 7/22/2030, 3X ER (3-mo. EUR EURIBOR + 4.950%)		1.7
Halcyon Loan Adv, 5.130%, Due 10/18/2031		1.4
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023		1.3
Voya Euro CLO I DAC, 4.580%, Due 10/15/2030, 1X E, (3-mo. EUR EURIBOR + 4.580%)		1.3

Total Fund Holdings	113

Sector Allocation (% Fixed Income)
Financial		43.6
U.S. Treasury Obligations		21.9
Asset-Backed Obligations		11.7
Foreign Sovereign Obligations		6.5
Communications		6.0
Consumer, Non-Cyclical		3.4
Energy		2.8
Consumer, Cyclical		1.3
Industrial		1.3
Utilities		0.8
Basic Materials		0.7

3

American Beacon TwentyFour Strategic Income FundSM

Expense Example

December 31, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon TwentyFour Strategic Income FundSM

Expense Example

December 31, 2018 (Unaudited)

American Beacon TwentyFour Strategic Income Fund

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period 7/1/2018-12/31/2018*
Institutional Class
Actual	$1,000.00	$996.80	$3.62
Hypothetical**	$1,000.00	$1,021.58	$3.67
Y Class
Actual	$1,000.00	$995.70	$4.12
Hypothetical**	$1,000.00	$1,021.07	$4.18
Investor Class
Actual	$1,000.00	$994.40	$5.48
Hypothetical**	$1,000.00	$1,019.71	$5.55
A ClassA
Actual	$1,000.00	$987.30	$1.92
Hypothetical**	$1,000.00	$1,019.56	$5.70
C ClassA
Actual	$1,000.00	$986.80	$3.21
Hypothetical**	$1,000.00	$1,015.78	$9.50
Ultra Class
Actual	$1,000.00	$995.70	$3.37
Hypothetical**	$1,000.00	$1,021.83	$3.41

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.72%, 0.82%, 1.09%, 1.12%, 1.87%, and 0.67% for the Institutional, Y, Investor, A, C, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
A	Class commenced operations October 29, 2018 (Note 1).

5

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares		Fair Value

PREFERRED STOCKS - 2.24% (Cost $2,353,501)

Financials - 2.24%
Nationwide Building Society, Series CCDSA B		1,166,700	$2,070,753

	Principal Amount*

CORPORATE OBLIGATIONS - 2.54%

Communications - 0.94%
Sprint Corp., 7.875%, Due 9/15/2023		$850,000	872,313

Consumer, Cyclical - 0.50%
Boyd Gaming Corp., 6.000%, Due 8/15/2026		500,000	467,500

Consumer, Non-Cyclical - 0.88%
ADT Security Corp.,
3.500%, Due 7/15/2022		446,000	412,550
4.125%, Due 6/15/2023		153,000	139,995
CHS/Community Health Systems, Inc.,
5.125%, Due 8/1/2021		110,000	102,025
6.250%, Due 3/31/2023		175,000	159,040

			813,610

Energy - 0.22%
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, Due 11/29/2024C		273,000	203,385

Total Corporate Obligations (Cost $2,503,186)			2,356,808

FOREIGN CORPORATE OBLIGATIONS - 52.34%

Basic Materials - 0.65%
Lecta S.A., 6.500%, Due 8/1/2023A	EUR	570,000	602,366

Communications - 4.79%
Altice France S.A., 6.250%, Due 5/15/2024C		800,000	746,000
Altice Luxembourg S.A., 7.250%, Due 5/15/2022A	EUR	700,000	744,921
America Movil S.A.B. de C.V., 6.375%, Due 9/6/2073, Series C, (5-Yr. GBP Swap + 4.100%)A D	GBP	600,000	795,413
Turkcell Iletisim Hizmetleri A/S, 5.750%, Due 10/15/2025A		1,000,000	911,148
TV Azteca S.A.B. de C.V., 8.250%, Due 8/9/2024A		400,000	384,004
VTR Finance B.V., 6.875%, Due 1/15/2024A		860,000	860,000

			4,441,486

Consumer, Cyclical - 0.70%
International Game Technology PLC, 6.250%, Due 2/15/2022C		500,000	501,250
Intralot Capital Luxembourg S.A., 5.250%, Due 9/15/2024C	EUR	200,000	144,479

			645,729

Consumer, Non-Cyclical - 2.38%
Intertrust Group B.V., 3.375%, Due 11/15/2025C	EUR	450,000	506,822
Kernel Holding S.A., 8.750%, Due 1/31/2022A		200,000	191,598
MARB BondCo PLC,
7.000%, Due 3/15/2024A		500,000	472,380
6.875%, Due 1/19/2025A		200,000	185,352
Marfrig Holdings Europe B.V., 6.875%, Due 6/24/2019A		200,000	201,300
MHP SE, 7.750%, Due 5/10/2024A		700,000	648,659

			2,206,111

Energy - 2.43%
Gazprom OAO Via Gaz Capital S.A., 4.250%, Due 4/6/2024A	GBP	400,000	511,115
Petrobras Global Finance B.V.,
6.250%, Due 12/14/2026	GBP	250,000	328,755
6.625%, Due 1/16/2034	GBP	100,000	127,732
Petroleos Mexicanos,
2.500%, Due 8/21/2021A	EUR	300,000	337,909
5.125%, Due 3/15/2023A	EUR	400,000	473,464

See accompanying notes

6

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 52.34% (continued)

Energy - 2.43% (continued)
Petroleos Mexicanos, (continued)
3.750%, Due 11/16/2025A	GBP	150,000	$170,446
Transocean Phoenix Ltd., 7.750%, Due 10/15/2024C		$305,600	304,072

			2,253,493

Financial - 39.40%
Aareal Bank AG, 7.625%, Due 4/30/2020, (1-Yr. Annual EUR Swap + 7.180%)A D	EUR	800,000	923,016
Achmea B.V., 6.000%, Due 4/4/2043, (3-mo. EUR EURIBOR + 5.330%)A D	EUR	430,000	529,944
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)A D	GBP	100,000	142,092
ASR Nederland N.V., 4.625%, Due 10/19/2027, (5-Yr. Annual EUR Swap + 3.789%)A D	EUR	400,000	403,474
Assicurazioni Generali SpA,
8.500%, Due 3/6/2019, (3-mo. EUR EURIBOR + 6.090%)A D	EUR	250,000	290,250
6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)A D	GBP	700,000	866,569
ATF Netherlands B.V., 3.750%, Due 1/20/2023, (5-Yr. Annual EUR Swap + 4.375%)A D	EUR	800,000	882,150
Aviva PLC, 6.875%, Due 11/21/2019, (5-Yr. UK Government Bond + 2.970%)D	GBP	835,000	1,083,182
Banco Bilbao Vizcaya Argentaria S.A.,
6.750%, Due 2/18/2020, (5-Yr. Annual EUR Swap + 6.604%)A D	EUR	400,000	454,129
8.875%, Due 4/14/2021, (5-Yr. Annual EUR Swap + 9.177%)A D	EUR	200,000	248,192
Banco de Sabadell S.A., 6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)A D	EUR	1,000,000	1,058,411
Banco Mercantil del Norte S.A., 5.750%, Due 10/4/2031, (5-Yr. CMT + 4.447%)A D		1,000,000	898,980
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)A D	EUR	600,000	698,525
Bank of Ireland, 7.375%, Due 6/18/2020, (5-Yr. Annual EUR Swap + 6.956%)A D	EUR	640,000	764,553
Barclays Bank PLC,
14.000%, Due 6/15/2019, (3-mo. GBP LIBOR + 13.400%)A D	GBP	100,000	133,246
7.125%, Due 10/24/2020, (5-Yr. UK Government Bond + 3.150%)A D	GBP	360,000	484,088
Barclays PLC, 7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)A D	GBP	200,000	254,923
BNP Paribas S.A., 6.500%, Due 3/6/2019		300,000	298,427
BNP Paribas S.A., 4.875%, Due 10/17/2019	EUR	710,000	830,598
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)C	GBP	900,000	1,054,394
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023A	GBP	1,001,000	1,159,259
CaixaBank S.A., 6.750%, Due 6/13/2024, (5-Yr. Annual EUR Swap + 6.498%)A D	EUR	600,000	693,751
Cooperatieve Rabobank UA, 6.910%, Due 6/10/2038, (6-mo. GBP LIBOR + 2.825%)A D	GBP	75,000	129,335
Coventry Building Society, 6.375%, Due 11/1/2019, (5-Yr. GBP Swap + 4.113%)A D	GBP	2,070,000	2,601,906
Credit Suisse Group AG, 7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)A D		500,000	508,250
Deutsche Pfandbriefbank AG, 5.750%, Due 4/28/2023, (5-Yr. EUR Swap + 5.383%)A D	EUR	600,000	641,906
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)A D	GBP	200,000	205,529
ELM BV for Swiss Reinsurance Co., Ltd., 6.302%, Due 5/25/2019, (6-mo. GBP LIBOR + 2.120%)A D	GBP	600,000	770,496
Ethias S.A., 5.000%, Due 1/14/2026A	EUR	200,000	241,753
Garfunkelux Holdco S.A., 8.500%, Due 11/1/2022A	GBP	400,000	427,929
Haya Finance S.A., 5.250%, Due 11/15/2022C	EUR	100,000	105,717
HBOS Capital Funding LP, 6.850%, Due 3/23/2019A		440,000	438,359
Intesa Sanpaolo SpA,
7.000%, Due 1/19/2021, (5-Yr. Annual EUR Swap + 6.884%)A D	EUR	700,000	811,336
6.250%, Due 5/16/2024, (5-Yr. Annual EUR Swap + 5.856%)A D	EUR	250,000	272,386
Jerrold Finco PLC, 6.125%, Due 1/15/2024A	GBP	650,000	795,408
KBC Group N.V., 5.625%, Due 3/19/2019, (5-Yr. Annual EUR Swap + 4.759%)A D	EUR	800,000	913,813
Legal & General Group PLC, 5.875%, Due 4/1/2019, (5-Yr. UK Government Bond + 2.330%)D	GBP	835,000	1,064,372
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A D	GBP	500,000	668,435
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)D	GBP	450,000	920,778
Nationwide Building Society, 6.875%, Due 6/20/2019, (5-Yr. GBP Swap + 4.880%)A D	GBP	870,000	1,115,555
Nordea Bank Abp, 5.500%, Due 9/23/2019, (5-Yr. USD ICE Swap + 3.563%)A D		550,000	536,250
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5-Yr. UK Government Bond + 6.851%)A D	GBP	250,000	313,870
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)A D	GBP	400,000	505,379
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)A D	GBP	490,000	643,915
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	800,000	1,085,508
Phoenix Group Holdings,
6.625%, Due 12/18/2025A	GBP	250,000	324,078
5.750%, Due 12/31/2049A	GBP	500,000	514,142
Principality Building Society, 7.000%, Due 6/1/2020, (5-Yr. UK Government Bond + 3.000%)D	GBP	249,000	319,343
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A D	GBP	800,000	1,077,734
Rothesay Life PLC, 6.875%, Due 9/12/2028, (5-Yr. GBP Swap + 5.419%)A D	GBP	450,000	540,590
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)A D	GBP	200,000	229,747
Skandinaviska Enskilda Banken AB, 5.750%, Due 5/13/2020, (5-Yr. Semi-Annual USD Swap + 3.850%)A D		700,000	681,411
Standard Chartered PLC, 7.750%, Due 4/2/2023, (5-Yr. Semi-Annual USD Swap + 5.723%)A D		200,000	197,000

See accompanying notes

7

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 52.34% (continued)

Financial - 39.40% (continued)
Svenska Handelsbanken AB, 5.250%, Due 3/1/2021, (5-Yr. Semi-Annual USD Swap + 3.335%)A D		$700,000	$673,750
Turkiye Garanti Bankasi A/S, 5.875%, Due 3/16/2023A		400,000	377,147
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)A D	EUR	650,000	648,425
UNIQA Insurance Group AG, 6.875%, Due 7/31/2043, (3-mo. EUR EURIBOR + 5.986%)A D	EUR	300,000	386,360
Virgin Money Holdings UK PLC, 8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)A D	GBP	500,000	660,113

			36,500,178

Industrial - 1.28%
ARD Finance S.A., 6.625%, Due 9/15/2023, PIK (in-kind rate 7.375%)	EUR	450,000	491,973
Hidrovias International Finance SARL, 5.950%, Due 1/24/2025A		400,000	364,004
Promontoria Holding 264 B.V.,
6.750%, Due 8/15/2023A	EUR	100,000	110,146
6.750%, Due 8/15/2023C	EUR	200,000	220,292

			1,186,415

Utilities - 0.71%
Enel SpA, 7.750%, Due 9/10/2075, (5-Yr. GBP Swap + 5.662%)A D	GBP	490,000	659,043

Total Foreign Corporate Obligations (Cost $51,407,654)			48,494,821

FOREIGN SOVEREIGN OBLIGATIONS - 6.20%
African Export-Import Bank, 4.125%, Due 6/20/2024A		700,000	657,545
Australia Government Bond, 3.250%, Due 4/21/2025, Series 139A	AUD	6,370,000	4,782,167
BBVA Bancomer S.A., 7.250%, Due 4/22/2020A		298,000	308,579

Total Foreign Sovereign Obligations (Cost $5,842,767)			5,748,291

ASSET-BACKED OBLIGATIONS - 11.19%
Aurium CLO III DAC, 4.900%, Due 4/15/2030, 3X E, (3-mo. EUR EURIBOR + 4.900%)A D	EUR	190,000	202,623
Barings Euro CLO B.V., 4.900%, Due 10/15/2030, 2017-1X E, (3-mo. EUR EURIBOR + 4.900%)A D	EUR	500,000	529,397
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)A D	EUR	500,000	525,171
Carlyle Euro CLO DAC,
5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)C D	EUR	500,000	539,061
4.580%, Due 1/15/2031, 3X D, (3-mo. EUR EURIBOR + 4.580%)A D	EUR	1,000,000	983,799
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)C D	EUR	500,000	516,265
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)A D	EUR	1,000,000	1,046,390
Dryden XXVII-R Euro CLO B.V., 3.150%, Due 5/15/2030, 2017-27X D, (3-mo. EUR EURIBOR + 3.150%)A D	EUR	1,000,000	1,096,658
Halcyon Loan Adv, 5.130%, Due 10/18/2031	EUR	1,190,000	1,255,599
Jubilee CLO B.V., 4.682%, Due 1/15/2028, 2014-14X E, (3-mo. EUR EURIBOR + 5.000%)A D	EUR	400,000	436,377
Man GLG Euro CLO II DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)A D	EUR	200,000	229,282
Oak Hill European Credit Partners III Ltd., 4.950%, Due 7/22/2030, 3X ER, (3-mo. EUR EURIBOR + 4.950%)A D	EUR	1,500,000	1,610,339
SC Germany Consumer UG haftungsbeschraenkt, 10.332%, Due 12/13/2028, 2015 1 E, (1-mo. EUR EURIBOR + 10.700%)A D	EUR	200,000	232,167
Voya Euro CLO I DAC, 4.580%, Due 10/15/2030, 1X E, (3-mo. EUR EURIBOR + 4.580%)A D	EUR	1,180,000	1,162,146

Total Asset-Backed Obligations (Cost $11,139,882)			10,365,274

U.S. TREASURY OBLIGATIONS - 20.94%
U.S. Treasury Notes/Bonds,
1.000%, Due 11/30/2019		7,382,000	7,273,288
1.875%, Due 12/31/2019		7,250,000	7,197,324
2.875%, Due 11/30/2025		4,840,000	4,926,780

Total U.S. Treasury Obligations (Cost $19,338,571)			19,397,392

See accompanying notes

8

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.37% (Cost $1,272,058)

Investment Companies - 1.37%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.20%E F	1,272,058	$1,272,058

TOTAL INVESTMENTS - 96.82% (Cost $93,857,619)		89,705,397
OTHER ASSETS, NET OF LIABILITIES - 3.18%		2,949,644

TOTAL NET ASSETS - 100.00%		$92,655,041

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,841,737 or 5.23% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2018.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on December 31, 2018:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	39,949	USD	39,526	1/9/2019	SSB	$423	$-	$423
EUR	163,891	USD	163,216	1/9/2019	SSB	675	-	675
GBP	202,091	USD	200,388	1/9/2019	SSB	1,703	-	1,703
GBP	269,577	USD	266,708	1/9/2019	SSB	2,869	-	2,869
USD	27,141,647	EUR	27,304,580	1/9/2019	SSB	-	(162,933)	(162,933)
USD	25,229,973	GBP	25,359,951	1/9/2019	SSB	-	(129,978)	(129,978)
USD	5,027,803	AUD	4,940,201	1/9/2019	SSB	87,602	-	87,602
USD	332,498	GBP	334,261	1/9/2019	SSB	-	(1,763)	(1,763)
USD	277,222	EUR	276,604	1/9/2019	SSB	618	-	618
USD	241,643	EUR	242,435	1/9/2019	SSB	-	(792)	(792)
USD	209,461	GBP	210,032	1/9/2019	SSB	-	(571)	(571)
USD	203,698	EUR	204,074	1/9/2019	SSB	-	(376)	(376)
USD	140,685	GBP	140,721	1/9/2019	SSB	-	(36)	(36)
USD	70,239	AUD	70,078	1/9/2019	SSB	161	-	161

						$94,051	$(296,449)	$(202,398)

*	All values denominated in USD.

See accompanying notes

9

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2018 (Unaudited)

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2018, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$-	$2,070,753	$-	$2,070,753
Corporate Obligations	-	2,356,808	-	2,356,808
Foreign Corporate Obligations	-	48,494,821	-	48,494,821
Foreign Sovereign Obligations	-	5,748,291	-	5,748,291
Asset-Backed Obligations	-	10,365,274	-	10,365,274
U.S. Treasury Obligations	-	19,397,392	-	19,397,392
Short-Term Investments	1,272,058	-	-	1,272,058

Total Investments in Securities - Assets	$1,272,058	$88,433,339	$-	$89,705,397

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$94,051	$-	$94,051

Total Financial Derivative Instruments - Assets	$-	$94,051	$-	$94,051

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(296,449)	$-	$(296,449)

Total Financial Derivative Instruments - Liabilities	$-	$(296,449)	$-	$(296,449)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended December 31, 2018, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon TwentyFour Strategic Income FundSM

Statement of Assets and Liabilities

December 31, 2018 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$88,433,339
Investments in affiliated securities, at fair value‡	1,272,058
Foreign currency, at fair value^	1,897,820
Dividends and interest receivable	1,195,744
Receivable for fund shares sold	250,036
Receivable for expense reimbursement (Note 2)	25,467
Unrealized appreciation from forward foreign currency contracts	94,051
Prepaid expenses	152,527

Total assets	93,321,042

Liabilities:
Payable for investments purchased	183
Payable for fund shares redeemed	207,883
Dividends payable	2,044
Management and sub-advisory fees payable (Note 2)	56,358
Service fees payable (Note 2)	2,371
Transfer agent fees payable (Note 2)	4,120
Custody and fund accounting fees payable	35,493
Professional fees payable	56,921
Payable for prospectus and shareholder reports	1,117
Unrealized depreciation from forward foreign currency contracts	296,449
Other liabilities	3,062

Total liabilities	666,001

Net assets	$92,655,041

Analysis of net assets:
Paid-in-capital	$96,932,669
Total distributable earnings (deficits)A	(4,277,628)

Net assets	$92,655,041

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,248,578

Y Class	3,777,551

Investor Class	152,730

A ClassB	320,235

C ClassB	149,116

Ultra Class	937,897

Net assets:
Institutional Class	$41,110,634

Y Class	$36,483,805

Investor Class	$1,467,239

A ClassB	$3,077,956

C ClassB	$1,433,762

Ultra Class	$9,081,645

Net asset value, offering and redemption price per share:
Institutional Class	$9.68

Y Class	$9.66

Investor Class	$9.61

A ClassB	$9.61

A Class (offering price)B	$9.98

C ClassB	$9.62

Ultra Class	$9.68

† Cost of investments in unaffiliated securities	$92,585,561
‡ Cost of investments in affiliated securities	$1,272,058
^ Cost of foreign currency	$1,897,250

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end. B Class commenced operations October 29, 2018 (Note 1).

See accompanying notes

11

American Beacon TwentyFour Strategic Income FundSM

Statement of Operations

For the period ended December 31, 2018 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 8)	$26,021
Interest income (net of foreign taxes)†	1,303,952

Total investment income	1,329,973

Expenses:
Management and sub-advisory fees (Note 2)	180,740
Transfer agent fees:
Institutional Class (Note 2)	2,561
Y Class (Note 2)	10,306
Investor Class	561
A ClassA	185
C ClassA	185
Ultra Class	124
Custody and fund accounting fees	11,932
Professional fees	53,188
Registration fees and expenses	42,227
Service fees (Note 2):
Investor Class	2,797
Distribution fees (Note 2):
A ClassA	867
C ClassA	1,721
Prospectus and shareholder report expenses	8,734
Trustee fees (Note 2)	1,008
Other expenses	4,088

Total expenses	321,224

Net fees waived and expenses (reimbursed) (Note 2)	(111,950)

Net expenses	209,274

Net investment income	1,120,699

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(530,418)
Foreign currency transactions	179,473
Forward foreign currency contracts	1,277,433
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(2,338,415)
Foreign currency transactions	(2,355)
Forward foreign currency contracts	(481,897)

Net (loss) from investments	(1,896,179)

Net (decrease) in net assets resulting from operations	$(775,480)

† Foreign taxes	$2

A Class commenced operations October 29, 2018 (Note 1).

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon TwentyFour Strategic Income FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2018	Year Ended June 30, 2018
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,120,699	$914,909
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	926,488	388,965
Change in net unrealized (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(2,822,667)	(894,064)

Net increase (decrease) in net assets resulting from operations	(775,480)	409,810

Distributions to shareholders:
Net investment income:
Institutional Class	-	(48,595)
Y Class	-	(272,222)
Investor Class	-	(30,565)
Ultra Class	-	(529,543)
Total retained earnings: *
Institutional Class	(962,854)	-
Y Class	(1,059,871)	-
Investor Class	(52,970)	-
A ClassA	(56,949)	-
C ClassA	(24,430)	-
Ultra Class	(329,935)	-

Net distributions to shareholders	(2,487,009)	(880,925)

Capital share transactions (Note 10):
Proceeds from sales of shares	13,327,879	35,268,804
Reinvestment of dividends and distributions	2,477,352	880,925
Issued in reorganization (Note 1)	55,815,668	-
Cost of shares redeemed	(14,827,927)	(12,631,868)

Net increase in net assets from capital share transactions	56,792,972	23,517,861

Net increase in net assets	53,530,483	23,046,746

Net assets:
Beginning of period	39,124,558	16,077,812

End of period	$92,655,041	$39,124,558

* Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See Note 1 in the Notes to Financial Statements for more information regarding new accounting pronouncements.

A Class commenced operations October 29, 2018 (Note 1).

See accompanying notes

13

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of December 31, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon TwentyFour Strategic Income Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Fund Reorganization

At a meeting held on August 22, 2018, the Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”) approved a proposal to reorganize the American Beacon Flexible Bond Fund (the “Target Fund”) into the American Beacon TwentyFour Strategic Income Fund (the “Acquiring Fund”), each a series of the Trust (the “Reorganization”). The Manager proposed the Reorganization in order to consolidate funds of the Trust that are similar investment products under the same management.

On the same date, the Board approved the appointment of TwentyFour Asset Management (US) LP (“TwentyFour”) as an additional sub-advisor to the Target Fund. On August 31, 2018, TwentyFour became a sub-advisor to the Target Fund and the Target Fund’s investment strategies were changed to be consistent with those of the Acquiring Fund. Thereafter, the other sub-advisors to the Target Fund began an orderly disposition of the Target Fund’s portfolio securities and transferred sales proceeds to the management of TwentyFour in anticipation of TwentyFour assuming management responsibilities for the Target Fund’s entire portfolio. On October 1, 2018, TwentyFour became the sole sub-advisor to the Target Fund. The Reorganization was set to occur on or about November 16 , 2018. No shareholder approval was required for the Reorganization.

On November 16, 2018, pursuant to the Plan, the Target Fund transferred all of its property and assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund and the assumption of all of the Target Fund’s liabilities. The Target Fund’s shareholders received a pro rata portion of the Acquiring Fund’s shares in exchange for their shares therein and in liquidation and termination of the Target Fund. Class shares outstanding, net assets applicable to each class and NAV per share outstanding immediately before the Reorganization were as follows:

Target Fund Class Prior to Reorganization	Target Fund Shares Outstanding Prior to Reorganization	Target Fund Net Assets Prior to Reorganization	Target Fund NAV Per Share Prior to Reorganization	Acquiring Fund Class Prior to Reorganization	Acquiring Fund Shares Outstanding Prior to Reorganization	Acquiring Fund Net Assets Prior to Reorganization	Acquiring Fund NAV Per Share Prior to Reorganization	Exchange Ratio[1]
Institutional	4,276,771	$40,388,347	$9.44	Institutional	723,312	$7,205,450	$9.96	0.948
Y	962,649	9,076,049	9.43	Y	2,393,213	23,797,475	9.94	0.949
Investor	326,974	3,071,987	9.40	Investor	76,415	756,395	9.90	0.949
A	174,724	1,633,194	9.35	A	101	998	9.90	0.944
C	161,713	1,509,474	9.33	C	101	998	9.90	0.942
Ultra	-	-	-	Ultra	920,546	9,175,375	9.97	-

[1]	Calculated by dividing the NAV of the Target Fund by the NAV of the Acquiring Fund on Reorganization date.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Class shares outstanding, net assets applicable to each class and NAV per share outstanding immediately after the Reorganization were as follows:

Acquiring Fund Class – After Reorganization	Shares Outstanding	Net Assets	NAV Per Share
Institutional	4,778,367	$47,593,797	$9.96
Y	3,306,296	32,873,524	9.94
Investor	386,717	3,828,382	9.90
A	165,070	1,634,193	9.90
C	152,573	1,510,472	9.90
Ultra	920,546	9,175,375	9.97

The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes.

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of Reorganization, were as follows:

Target Fund – Prior to Reorganization
Cost of investments	$49,598,707
Fair value of investments	48,436,039
Net unrealized appreciation of investments	(1,162,668)

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

Assuming the Reorganization had been completed on July 1, 2018, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the current period would have been as follows:

Acquiring Fund – Pro Forma Results from Operations
Net investment income	$1,457,940
Net realized and unrealized gains	(10,185,490)
Change in net assets resulting in operations	(8,727,550)

Because the combined investment portfolios for the Reorganization have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statement of Operations for the Acquiring Fund since the Reorganization was consummated.

In connection with the Reorganization, the Acquiring Fund incurred certain associated expenses. Such amounts were included as components of “Other liabilities” on the Statement of Assets and Liabilities.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2018, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

Class Disclosure

On October 29, 2018, the Fund created the A and C Classes, new classes made available for sale through intermediary organizations pursuant to the Fund’s registration statement filed with the U.S. Securities and Exchange Commission. Refer to the Fund’s Prospectus for more details.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Ultra	Large institutional investors - sold directly or through intermediary channels.	$350,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with TwentyFour Asset Management (US) LP (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.32%
Over $1 billion	0.27%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$93,630
Sub-Advisor Fees	0.32%	87,110

Total	0.67%	$180,740

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into Service Plans that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended December 31, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
TwentyFour Strategic Income	$12,598

As of December 31, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
TwentyFour Strategic Income	$4,120

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2018, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
TwentyFour Strategic Income	$1,023

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

of the credit facility to the Board. During the period ended December 31, 2018, the Fund borrowed $63,488 for 2 days at an average interest rate of 2.83% with interest charges of $10. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended December 31, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	7/1/2018 - 12/31/2018	Reimbursed Expenses	(Recouped) Expenses
TwentyFour Strategic Income	Institutional	0.72%	$31,095	$-	2021
TwentyFour Strategic Income	Y	0.82%	53,137	-	2021
TwentyFour Strategic Income	Investor	1.09%	3,552	-	2021
TwentyFour Strategic Income	A	1.12%	703	-	2021
TwentyFour Strategic Income	C	1.87%	451	-	2021
TwentyFour Strategic Income	Ultra	0.67%	23,012	-	2021

Of these amounts, $25,467 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at December 31, 2018.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
TwentyFour Strategic Income	$-	$149,855	$-	2020
TwentyFour Strategic Income	-	215,369	-	2021

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund’s distributor and principal underwriter of the Fund’s shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Fund’s shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of December 31, 2018, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated significant ownership of approximately 10% of the Fund’s outstanding shares and two accounts in the Fund have been identified as representing an unaffiliated significant ownership of approximately 26% of the Fund’s outstanding shares.

Sales Commissions

The Fund’s Distributor, formerly Foreside, may receive a portion of the A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended December 31, 2018, RID collected $8,223 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2018, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2018 there were no CDSC fees collected by RID for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, American Beacon Sound Point Enhanced Income Fund, and American Beacon Apollo Total Return Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in asset-backed securities, subject to the Fund’s rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Collateralized Loan Obligations

The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are types of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses.

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of

25

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended December 31, 2018 are disclosed in the Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

The Fund did not hold any options at period end.

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended December 31, 2018, the Fund entered into forward foreign currency contracts primarily for return enhancement and hedging.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended December 31, 2018
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$689,950	$31,470,014

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$94,051	$-	$-	$-	$94,051

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(296,449)	$-	$-	$-	$(296,449)

The effect of financial derivative instruments on the Statement of Operations as of December 31, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,277,433	$-	$-	$-	$1,277,433

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(481,897)	$-	$-	$-	$(481,897)

(1) See Note 3 in the Notes to Financial Statements for additional information.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2018.

Offsetting of Financial and Derivative Assets as of December 31, 2018:
	Assets	Liabilities
Forward Foreign Currency Contracts	$94,051	$296,449

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$94,051	$296,449

Total derivative assets and liabilities subject to an MNA	$94,051	$296,449

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2018:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$94,051	$(94,051)	$-	$-	$-

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$296,449	$(94,051)	$-	$-	$202,398

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as

29

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of mortgage-backed and asset-backed securities. Therefore, the prices of mortgage-backed and asset-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

CLO Risk

The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CLOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed in the Fund’s SAI and Prospectus (e.g., interest rate risk and default risk), CLOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

non- U.S. currencies, non-U.S. currency futures contracts, and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Liquidity Risk

Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently value them. For example, certain investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind, which may include less liquid assets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to

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American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Sovereign and Quasi Sovereign Debt Risk

The Fund normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets.

33

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2018 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

34

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost		Unrealized Appreciation		Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
TwentyFour Strategic Income	$93,894,529	$	206,230	$	(4,401,533)	$	(4,195,303)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2018, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
TwentyFour Strategic Income	$67,610,851	$39,901,755	$28,103,066	$24,562,976

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2018 were as follows:

Fund	Type of Transaction	June 30, 2018 Shares/Fair Value	Purchases	Sales	December 31, 2018 Shares/Fair Value	Dividend Income
TwentyFour Strategic Income	Direct	$392,064	$27,381,852	$26,501,858	$1,272,058	$26,021

9.  Borrowing Arrangements

Effective November 15, 2018, the Fund (the “Effective Date”), along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

35

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2018, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	105,522	$1,058,686	649,311	$6,639,277
Reinvestment of dividends	98,617	962,535	4,769	48,595
Issued in reorganization	4,054,363	40,388,350	-	-
Shares redeemed	(651,336)	(6,338,987)	(22,755)	(232,211)

Net increase in shares outstanding	3,607,166	$36,070,584	631,325	$6,455,661

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,073,349	$10,609,018	2,531,698	$25,874,346
Reinvestment of dividends	107,266	1,054,113	26,631	272,222
Issued in reorganization	925,963	9,207,495	-	-
Shares redeemed	(543,991)	(5,394,540)	(408,046)	(4,171,937)

Net increase in shares outstanding	1,562,587	$15,476,086	2,150,283	$21,974,631

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	14,843	$147,755	122,804	$1,255,181
Reinvestment of dividends	5,412	52,970	2,994	30,565
Issued in reorganization	310,870	3,077,148	-	-
Shares redeemed	(305,263)	(2,995,007)	(22,576)	(227,720)

Net increase in shares outstanding	25,862	$282,866	103,222	$1,058,026

	A Class
	October 29, 2018A to December 31, 2018		Year Ended June 30, 2018
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	153,830	$1,511,420	-	$-
Reinvestment of dividends	5,674	54,764	-	-
Issued in reorganization	165,011	1,633,201	-	-
Shares redeemed	(4,280)	(41,402)	-	-

Net increase in shares outstanding	320,235	$3,157,983	-	$-

36

American Beacon TwentyFour Strategic Income FundSM

Notes to Financial Statements

December 31, 2018 (Unaudited)

	C Class
	October 29, 2018A to December 31, 2018		Year Ended June 30, 2018
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	100	$1,000	-	$-
Reinvestment of dividends	2,387	23,036	-	-
Issued in reorganization	152,546	1,509,474	-	-
Shares redeemed	(5,917)	(57,991)	-	-

Net increase in shares outstanding	149,116	$1,475,519	-	$-

	Ultra Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	145,914	$1,500,000
Reinvestment of dividends	33,371	329,934	51,654	529,543
Issued in reorganization	-	-	-	-
Shares redeemed	-	-	(775,775)	(8,000,000)

Net increase (decrease) in shares outstanding	33,371	$329,934	(578,207)	$(5,970,457)

A Commencement of operations.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

37

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	April 3, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.07		$10.17	$10.00

Income (loss) from investment operations:
Net investment income	0.20		0.44	0.20
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.09)	0.06

Total income (loss) from investment operations	(0.03)		0.35	0.26

Less distributions:
Dividends from net investment income	(0.35)		(0.45)	-
Distributions from net realized gains	(0.01)		-	-
Tax return of capitalB	-		-	(0.09)

Total distributions	(0.36)		(0.45)	(0.09)

Net asset value, end of period	$9.68		$10.07	$10.17

Total returnC	(0.32	)%D	3.49%	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$41,110,634		$6,460,768	$102,562
Ratios to average net assets:
Expenses, before reimbursements	1.11	%E	1.74%	9.14	%E
Expenses, net of reimbursements	0.72	%E	0.72%	0.72	%E
Net investment income (loss), before expense reimbursements	3.90	%E	3.22%	(3.68	)%E
Net investment income, net of reimbursements	4.29	%E	4.24%	4.74	%E
Portfolio turnover rate	101	%D	135%	27	%D

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

38

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	April 3, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.06		$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.21		0.46	0.11
Net gains (losses) on investments (both realized and unrealized)	(0.25)		(0.11)	0.14

Total income (loss) from investment operations	(0.04)		0.35	0.25

Less distributions:
Dividends from net investment income	(0.35)		(0.45)	-
Distributions from net realized gains	(0.01)		-	-
Tax return of capitalB	-		-	(0.09)

Total distributions	(0.36)		(0.45)	(0.09)

Net asset value, end of period	$9.66		$10.06	$10.16

Total returnC	(0.43	)%D	3.49%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$36,483,805		$22,277,957	$657,411
Ratios to average net assets:
Expenses, before reimbursements	1.23	%E	1.78%	7.64	%E
Expenses, net of reimbursements	0.82	%E	0.82%	0.82	%E
Net investment income (loss), before expense reimbursements	3.73	%E	3.25%	(2.94	)%E
Net investment income, net of reimbursements	4.14	%E	4.21%	3.88	%E
Portfolio turnover rate	101	%D	135%	27	%D

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	April 3, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.02		$10.16	$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.43	0.14
Net gains (losses) on investments (both realized and unrealized)	(0.25)		(0.12)	0.11

Total income (loss) from investment operations	(0.06)		0.31	0.25

Less distributions:
Dividends from net investment income	(0.34)		(0.45)	-
Distributions from net realized gains	(0.01)		-	-
Tax return of capitalB	-		-	(0.09)

Total distributions	(0.35)		(0.45)	(0.09)

Net asset value, end of period	$9.61		$10.02	$10.16

Total returnC	(0.56	)%D	3.09%	2.48	%D

Ratios and supplemental data:
Net assets, end of period	$1,467,239		$1,271,611	$240,201
Ratios to average net assets:
Expenses, before reimbursements	1.58	%E	2.16%	10.00	%E
Expenses, net of reimbursements	1.09	%E	1.09%	1.09	%E
Net investment income (loss), before expense reimbursements	3.32	%E	2.89%	(4.86	)%E
Net investment income, net of reimbursements	3.81	%E	3.96%	4.06	%E
Portfolio turnover rate	101	%D	135%	27	%D

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	October 29, 2018A December 31, 2018
	(unaudited)
Net asset value, beginning of period	$9.95

Income (loss) from investment operations:
Net investment income	0.08
Net (losses) on investments (both realized and unrealized)	(0.21)

Total income (loss) from investment operations	(0.13)

Less distributions:
Dividends from net investment income	(0.20)
Distributions from net realized gains	(0.01)

Total distributions	(0.21)

Net asset value, end of period	$9.61

Total returnB	(1.27	)%C

Ratios and supplemental data:
Net assets, end of period	$3,077,956
Ratios to average net assets:
Expenses, before reimbursements	1.32	%D
Expenses, net of reimbursements	1.12	%D
Net investment income, before expense reimbursements	3.90	%D
Net investment income, net of reimbursements	4.10	%D
Portfolio turnover rate	101	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

41

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	October 29, 2018A December 31, 2018
	(unaudited)
Net asset value, beginning of period	$9.95

Income (loss) from investment operations:
Net investment income	0.07
Net (losses) on investments (both realized and unrealized)	(0.21)

Total income (loss) from investment operations	(0.14)

Less distributions:
Dividends from net investment income	(0.18)
Distributions from net realized gains	(0.01)

Total distributions	(0.19)

Net asset value, end of period	$9.62

Total returnB	(1.32	)%C

Ratios and supplemental data:
Net assets, end of period	$1,433,762
Ratios to average net assets:
Expenses, before reimbursements	2.13	%D
Expenses, net of reimbursements	1.87	%D
Net investment income, before expense reimbursements	2.95	%D
Net investment income, net of reimbursements	3.21	%D
Portfolio turnover rate	101	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

42

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Ultra
	Six Months Ended December 31, 2018		Year Ended June 30, 2018	April 3, 2017A to June 30, 2017

	(unaudited)
Net asset value, beginning of period	$10.08		$10.17	$10.00

Income from investment operations:
Net investment income	0.22		0.47	0.21
Net gains (losses) on investments (both realized and unrealized)	(0.26)		(0.11)	0.05

Total income (loss) from investment operations	(0.04)		0.36	0.26

Less distributions:
Dividends from net investment income	(0.35)		(0.45)	-
Distributions from net realized gains	(0.01)		-	-
Tax return of capitalB	-		-	(0.09)

Total distributions	(0.36)		(0.45)	(0.09)

Net asset value, end of period	$9.68		$10.08	$10.17

Total returnC	(0.43	)%D	3.59%	2.58	%D

Ratios and supplemental data:
Net assets, end of period	$9,081,645		$9,114,222	$15,077,638
Ratios to average net assets:
Expenses, before reimbursements	1.17	%E	1.73%	4.61	%E
Expenses, net of reimbursements	0.67	%E	0.67%	0.69	%E
Net investment income, before expense reimbursements	3.76	%E	3.41%	0.84	%E
Net investment income, net of reimbursements	4.26	%E	4.48%	4.77	%E
Portfolio turnover rate	101	%D	135%	27	%D

A	Commencement of operations.
B	Return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

43

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44

Delivery of Documents

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www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each calendar quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus of Summary Prospectus.

American Beacon Funds and American Beacon TwentyFour Strategic Income Fund are service marks of American Beacon Advisors, Inc.

SAR 12/18

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: March 11, 2019

By /s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds
Date: March 11, 2019